                        NATIONWIDE LIFE INSURANCE COMPANY

           Modified Single Premium Deferred Variable Annuity Contracts

   Issued by Nationwide Life Insurance Company through its Nationwide Variable
                                   Account-9

                   The date of this prospectus is May 1, 2001.


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Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including mutual funds and other variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.
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The following underlying mutual funds are available under the contracts:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
    -    American Century VP Income & Growth
    -    American Century VP International
    -    American Century VP Value

DREYFUS
    -    Dreyfus Investment Portfolios - European Equity Portfolio - Initial
         Shares
    -    The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
    -    Dreyfus Stock Index Fund, Inc. - Initial Shares
    - Dreyfus Variable Investment Fund - Appreciation Portfolio - Initial Shares (formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio)

FEDERATED INSURANCE SERIES
    -    Federated Quality Bond Fund II

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
    -    VIP Equity-Income Portfolio: Service Class
    -    VIP Growth Portfolio: Service Class
    -    VIP High Income Portfolio: Service Class*
    -    VIP Overseas Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
    -    VIP II Contrafund(R) Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCT FUND III
    -    VIP III Growth Opportunities Portfolio: Service Class

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
    -    Capital Appreciation Portfolio
    -    Growth & Income Portfolio

JANUS ASPEN SERIES
    -    Capital Appreciation Portfolio: Service Shares
    -    Global Technology Portfolio: Service Shares
    -    International Growth Portfolio: Service Shares

MORGAN STANLEY
    THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
    -    Emerging Markets Debt Portfolio
    -    Mid Cap Growth Portfolio
    -    U.S. Real Estate Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST
    -    Capital Appreciation Fund
    -    Dreyfus NSAT Mid Cap Index Fund (formerly, Nationwide(R) Mid Cap Index
         Fund) (formerly, Nationwide(R) Select Advisers Mid Cap Fund)
    - Federated NSAT Equity Income Fund (formerly, Nationwide(R) Equity Income Fund)
    - Federated NSAT High Income Bond Fund* (formerly, Nationwide(R) High Income Bond Fund)
    -    Gartmore NSAT Emerging Markets Fund
    -    Gartmore NSAT Global Technology and Communications Fund
    -    Gartmore NSAT International Growth Fund
    -    Government Bond Fund
    -    J.P. Morgan NSAT Balanced Fund* (formerly, Nationwide(R) Balanced Fund)
    - MAS NSAT Multi Sector Bond Fund* (formerly, Nationwide(R) Multi Sector Bond Fund)

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    -    Money Market Fund
    -    Nationwide(R) Global 50 Fund (formerly, Nationwide(R) Global Equity
         Fund) (subadviser: J.P. Morgan Investment Management, Inc.)
    - Nationwide(R) Small Cap Growth Fund (formerly, Nationwide(R) Select Advisers Small Cap Growth Fund) (subadvisers: Miller, Anderson & Sherrerd, LLP, Neuberger Berman, LLC, and Waddell & Reed Investment Management Company)
    -    Nationwide(R) Small Cap Value Fund (subadviser: The Dreyfus
         Corporation)
    - Nationwide(R) Small Company Fund (subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc., and Waddell & Reed Investment Management Company)
    - Strong NSAT Mid Cap Growth Fund (formerly, Nationwide(R) Strategic Growth Fund)
    -    Total Return Fund
    -    Turner NSAT Growth Focus Fund

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
    -    AMT Guardian Portfolio
    -    AMT Mid-Cap Growth Portfolio*
    -    AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
    - Oppenheimer Aggressive Growth Fund/VA (formerly, Oppenheimer Capital Appreciation Fund)
    -    Oppenheimer Capital Appreciation Fund/VA (formerly, Oppenheimer Growth
         Fund)
    -    Oppenheimer Global Securities Fund/VA
    - Oppenheimer Main Street Growth & Income Fund/VA (formerly, Oppenheimer Growth & Income Fund)

STRONG OPPORTUNITY FUND II, INC.

VAN ECK WORLDWIDE INSURANCE TRUST
    -    Worldwide Emerging Markets Fund
    -    Worldwide Hard Assets Fund

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-9 ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

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The Statement of Additional Information (dated May 1, 2001) which contains additional information about the contracts and the variable acocunt, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.) The table of contents for the Statement of Additional Information is on page 60.
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For general information or to obtain FREE copies of the:
    -    Statement of Additional Information;
    - prospectus, annual report or semi-annual report for any underlying mutual fund;
    -    prospectus for the Guaranteed Term Options; or
    -    required Nationwide forms,

call:         1-800-848-6331
        TDD   1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       ONE NATIONWIDE PLAZA, 01-05-P1
       COLUMBUS, OHIO 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:
                                   www.sec.gov
THIS ANNUITY:
-    is NOT a bank Deposit
-    is NOT FDIC Insured
-    is Not insured or endorsed by a bank or any federal government agency
-    is NOT available in every state
-    MAY go down in value

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE
SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



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GLOSSARY OF SPECIAL TERMS


ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans that receive favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.



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TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.................................4
SUMMARY OF STANDARD CONTRACT EXPENSES.....................7
ADDITIONAL CONTRACT OPTIONS...............................8
SUMMARY OF ADDITIONAL
     CONTRACT OPTIONS....................................10
UNDERLYING MUTUAL FUND
     ANNUAL EXPENSES.....................................11
EXAMPLE..................................................14
SYNOPSIS OF THE CONTRACTS................................18
FINANCIAL STATEMENTS.....................................19
CONDENSED FINANCIAL INFORMATION..........................19
NATIONWIDE LIFE INSURANCE COMPANY........................20
NATIONWIDE INVESTMENT SERVICES
     CORPORATION.........................................20
TYPES OF CONTRACTS.......................................20
     Non-Qualified Annuity Contracts
     Individual Retirement Annuities (IRAs)
     Simplified Employee Pension IRAs (SEP IRAs)
     Simple IRAs
     Roth IRAs
     Tax Sheltered Annuities
     Qualified Plans

INVESTING IN THE CONTRACT................................21
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account

STANDARD CHARGES AND DEDUCTIONS..........................24
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Premium Taxes

OPTIONAL CONTRACT BENEFITS, CHARGES
     AND DEDUCTIONS......................................25
     Reduced Purchase Payment Option
     CDSC Options and Charges
     Death Benefit Options
     Guaranteed Minimum Income Benefit Options
     Extra Value Option
     Beneficiary Protector Option
CONTRACT OWNERSHIP.......................................32
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT................................33
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests

RIGHT TO REVOKE..........................................36

SURRENDER (REDEMPTION)...................................36
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Tax Sheltered Annuity
     Surrenders Under a Texas Optional Retirement
        Program or a Louisiana Optional Retirement
        Plan

LOAN PRIVILEGE...........................................37
     Minimum & Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

ASSIGNMENT...............................................39

CONTRACT OWNER SERVICES..................................39
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE................................41

ANNUITIZING THE CONTRACT.................................41
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit Options ("GMIB")
     Annuity Payment Options

DEATH BENEFITS...........................................44
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment



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REQUIRED DISTRIBUTIONS...................................46
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Tax Sheltered Annuities
     Required Distributions for Individual Retirement
        Annuities, SEP IRAs and Simple IRAs
     Required Distributions for Roth IRAs
     New Minimum Required Distribution Rules

FEDERAL TAX CONSIDERATIONS...............................49
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping
        Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS...................................53

LEGAL PROCEEDINGS........................................53

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY..........54

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.60

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS.......61

APPENDIX B: CONDENSED FINANCIAL
     INFORMATION.........................................69


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SUMMARY OF STANDARD CONTRACT EXPENSES


The expenses listed below are charged to all contracts unless:
    -    the contract owner meets an available exception under the contract; or
    - a contract owner has replaced a standard benefit with an available option for an additional charge.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
purchase payments surrendered)............................7%(1)

Range of CDSC over time:

NUMBER OF COMPLETED YEARS FROM            CDSC
   DATE OF PURCHASE PAYMENT            PERCENTAGE
               0                           7%
               1                           7%
               2                           6%
               3                           5%
               4                           4%
               5                           3%
               6                           2%
               7                           0%

(1)Each contract year, the contract owner may withdraw without a CDSC the greater of:

   (1) 10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver);or

   (2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

The Internal Revenue Code may impose restrictions on withdrawals for contracts issued as Tax Sheltered Annuities.

VARIABLE ACCOUNT CHARGES(2)
(annualized rate of variable account charges as a percentage of the daily net assets)

Mortality and Expense Risk Charges.....................0.95%
     Total Variable Account Charges....................0.95%(3)

(2)These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.

(3)Charges shown include the Five-Year Reset Death Benefit that is standard to every contract (see "Death Benefit Payment").

MAXIMUM LOAN PROCESSING FEE...............................$25

Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee (see "Loan Privilege").


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ADDITIONAL CONTRACT OPTIONS

For an additional charge, the following options are available to contract owners (upon approval by state insurance authorities). These options must be elected at the time of application unless otherwise stated, and will replace the corresponding standard contract benefits.

If the contract owner chooses one or more of the following optional benefits, a corresponding charge will be deducted. Charges for the optional benefits are IN ADDITION TO the standard variable account charges. Except as otherwise noted, optional benefit charges will only apply to allocations made to the variable account and are charged as a percentage of the average variable account value.

REDUCED PURCHASE PAYMENT OPTION

For an additional charge at an annualized rate of 0.25% of the daily net assets of the variable account, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option in not available to contracts issued as Investment-only Contracts.

    Reduced Purchase Payment Option...........0.25%
       Total Variable Account Charges
       (including Reduced Purchase Payment
       Option only)...........................1.20%

FIVE YEAR CDSC OPTION

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, an applicant can receive a five year CDSC schedule, instead of the standard seven year CDSC schedule.

   Five Year CDSC Option .....................0.15%
     Total Variable Account Charges
     (including Five Year CDSC
     Option only).............................1.10%



Range of Five Year CDSC over time:

  NUMBER OF COMPLETED YEARS FROM           CDSC
     DATE OF PURCHASE PAYMENT           PERCENTAGE
                 0                          7%
                 1                          7%
                 2                          6%
                 3                          4%
                 4                          2%
                 5                          0%

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

CDSC WAIVER OPTIONS

ADDITIONAL WITHDRAWAL WITHOUT CHARGE AND DISABILITY WAIVER

For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, an applicant can receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract (see "CDSC Options and Charges").

     Additional Withdrawal Without
     Charge and Disability Waiver ..............0.10%
       Total Variable Account Charges (including
         Additional Withdrawal Without Charge and
         Disability Waiver only) ...............1.05%

ADDITIONAL CDSC WAIVER OPTIONS FOR TAX SHELTERED ANNUITIES

Tax Sheltered Annuity applicants may also elect two additional CDSC waiver options (see "CDSC Options and Charges").

     10 Year and Disability Waiver..............0.05%
       Total Variable Account Charges (including 10
       Year and Disability Waiver only).........1.00%

     Hardship Waiver............................0.15%
       Total Variable Account Charges (including
       Hardship Waiver only)....................1.10%


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DEATH BENEFIT OPTIONS

Applicants may choose among the following death benefits as a replacement for the Five-Year Reset Death Benefit that is standard to every contract if their contract is issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications:

   Optional One-Year Enhanced Death Benefit with Long Term Care/Nursing Home
   Waiver and Spousal Protection................0.15%
     Total Variable Account Charges
     (including option only)....................1.10%

   Optional Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal
   Protection...................................0.20%
     Total Variable Account Charges
     (including option only)....................1.15%

Applicants may choose among the following death benefits as a replacement for the Five-Year Reset Death Benefit that is standard to every contract if their contract is issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract options listed above:

   Optional One-Year Step Up Death
   Benefit......................................0.05%
     Total Variable Account Charges
     (including option only)....................1.00%

   Optional 5% Enhanced Death
   Benefit......................................0.10%
     Total Variable Account Charges
     (including option only)....................1.05%

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

Effective January 2, 2001, applicants may elect one of two Guaranteed Minimum Income Benefit options (see "Guaranteed Minimum Income Benefit Options"). Not all options may be available in every state.

   Guaranteed Minimum Income
   Benefit Option 1............................ 0.45%
     Total Variable Account Charges
     (including Guaranteed Minimum Income Benefit
     Option 1 only)............................ 1.40%

   Guaranteed Minimum Income
   Benefit Option 2............................ 0.30%
     Total Variable Account Charges
     (including Guaranteed Minimum Income Benefit
     Option 2 only)............................ 1.25%

EXTRA VALUE OPTION

For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, Nationwide will credit 3% of the purchase payment(s) made to the contract during the first 12 months the contract is in force. Nationwide will discontinue deducting this charge seven years from the date the contract was issued (see "Extra Value Option").

   Extra Value Option...........................0.45%
     Total Variable Account Charges (including Extra
     Value Option only).........................1.40%

Allocations made to the fixed account or to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first seven contract years will be lowered by 0.45% due to the assessment of this charge.

BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may elect the Beneficiary Protector Option (see "Beneficiary Protector Option").

   Beneficiary Protector Option.................0.40%
     Total Variable Account Charges (including the
     Beneficiary Protector Option only).........1.35%

Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.


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SUMMARY OF ADDITIONAL CONTRACT OPTIONS

If the contract owner elects all of the additional contract options that are available under the contract, the maximum variable account charges the contract owner would pay would be an annualized rate of 3.15% of the daily net assets of the variable account. The maximum charges consists of the following:

   Mortality and Expense Risk Charges
     (applicable to all contracts).....................0.95%
   Reduced Purchased Payment Option....................0.25%
   Five Year CDSC Option...............................0.15%
   Additional Withdrawal Without Charge
     and Disability Waiver.............................0.10%
   10 Year and Disability Waiver
     (for contracts issued as Tax Sheltered
     Annuities only)...................................0.05%
   Hardship Waiver (for contracts issued
     as Tax Sheltered Annuities only)..................0.15%
   Optional Greater of One-Year or
     5% Enhanced Death Benefit with
     Long Term Care/Nursing Home Waiver
     and Spousal Protection............................0.20%
   Guaranteed Minimum Income Benefit
     Option 1..........................................0.45%
   Extra Value Option..................................0.45%
   Beneficiary Protector Option........................0.40%

   TOTAL VARIABLE ACCOUNT CHARGES WHEN THE
     MAXIMUM OPTIONS ARE ELECTED.......................3.15%



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                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS)

                                                                    Management      Other        12b-1     Total Underlying
                                                                       Fees        Expenses       Fees        Mutual Fund
                                                                                                               Expenses
     American Century Variable Portfolios, Inc. - American              0.70%        0.00%        0.00%           0.70%
     Century VP Income & Growth
     American Century Variable Portfolios, Inc. - American              1.23%        0.00%        0.00%           1.23%
     Century VP International
     American Century Variable Portfolios, Inc. - American              1.00%        0.00%        0.00%           1.00%
     Century VP Value
     Dreyfus Investment Portfolios - European Equity Portfolio -        1.00%        0.25%        0.00%           1.25%
     Initial Shares
     The Dreyfus Socially Responsible Growth Fund, Inc. - Initial       0.75%        0.03%        0.00%           0.78%
     Shares
     Dreyfus Stock Index Fund, Inc. - Initial Shares                    0.25%        0.01%        0.00%           0.26%
     Dreyfus Variable Investment Fund - Appreciation Portfolio -        0.75%        0.03%        0.00%           0.78%
     Initial Shares (formerly, Dreyfus Variable Investment Fund -
     Capital Appreciation Portfolio)
     Federated Insurance Series - Federated Quality Bond Fund II        0.28%        0.42%        0.00%           0.70%
     Fidelity VIP Equity-Income Portfolio:  Service Class(1)            0.48%        0.08%        0.10%           0.66%
     Fidelity VIP Growth Portfolio:  Service Class(1)                   0.57%        0.09%        0.10%           0.76%
     Fidelity VIP High Income Portfolio:  Service Class                 0.58%        0.10%        0.10%           0.78%
     Fidelity VIP Overseas Portfolio:  Service Class(1)                 0.72%        0.17%        0.10%           0.99%
     Fidelity VIP II Contrafund(R) Portfolio:  Service Class(1)         0.57%        0.09%        0.10%           0.76%
     Fidelity VIP III Growth Opportunities Portfolio:  Service          0.58%        0.11%        0.10%           0.79%
     Class(1)
     Financial Investors Variable Insurance Trust - Capital             0.46%        0.59%        0.25%           1.30%
     Appreciation Portfolio
     Financial Investors Variable Insurance Trust - Growth &            0.33%        0.52%        0.25%           1.10%
     Income Portfolio
     Janus Aspen Series - Capital Appreciation Portfolio:               0.65%        0.02%        0.25%           0.92%
     Service Shares
     Janus Aspen Series - Global Technology Portfolio:  Service         0.65%        0.04%        0.25%           0.94%
     Shares
     Janus Aspen Series - International Growth Portfolio:               0.65%        0.06%        0.25%           0.96%
     Service Shares
     NSAT Capital Appreciation Fund                                     0.60%        0.20%        0.00%           0.80%
     NSAT Dreyfus NSAT Mid Cap Index Fund (formerly, Nationwide         0.50%        0.15%        0.00%           0.65%
     Mid Cap Index Fund) (formerly, Nationwide Select Advisers
     Mid Cap Fund)
     NSAT Federated NSAT Equity Income Fund (formerly, Nationwide       0.80%        0.15%        0.00%           0.95%
     Equity Income Fund)
     NSAT Federated NSAT High Income Bond Fund (formerly,               0.80%        0.15%        0.00%           0.95%
     Nationwide High Income Bond Fund)
     NSAT Gartmore NSAT Emerging Markets Fund                           1.15%        0.60%        0.00%           1.75%
     NSAT Gartmore NSAT Global Technology and Communications Fund       0.98%        0.37%        0.00%           1.35%
     NSAT Gartmore NSAT International Growth Fund                       1.00%        0.60%        0.00%           1.60%
     NSAT Government Bond Fund                                          0.50%        0.16%        0.00%           0.66%
     NSAT J.P. Morgan NSAT Balanced Fund (formerly, Nationwide          0.75%        0.15%        0.00%           0.90%
     Balanced Fund)
     NSAT MAS NSAT Multi-Sector Bond Fund (formerly, Nationwide         0.75%        0.15%        0.00%           0.90%
     Multi-Sector Bond Fund)
     NSAT Money Market Fund                                             0.39%        0.16%        0.00%           0.55%
     NSAT Nationwide Global 50 Fund (formerly, NSAT Nationwide          1.00%        0.20%        0.00%           1.20%
     Global Equity Fund)

                                                                    Management      Other        12b-1     Total Underlying
                                                                       Fees        Expenses       Fees        Mutual Fund
                                                                                                               Expenses
     NSAT Nationwide Small Cap Growth Fund (formerly, NSAT              1.10%        0.20%        0.00%           1.30%
     Nationwide Select Advisers Small Cap Growth Fund)
     NSAT Nationwide Small Cap Value Fund                               0.90%        0.15%        0.00%           1.05%
     NSAT Nationwide Small Company Fund                                 0.93%        0.28%        0.00%           1.21%
     NSAT Strong NSAT Mid Cap Growth Fund (formerly, Nationwide         0.90%        0.10%        0.00%           1.00%
     Strategic Growth Fund)
     NSAT Total Return Fund                                             0.58%        0.20%        0.00%           0.78%
     NSAT Turner NSAT Growth Focus Fund                                 0.90%        0.45%        0.00%           1.35%
     Neuberger Berman AMT Guardian Portfolio                            0.85%        0.15%        0.00%           1.00%
     Neuberger Berman AMT Mid-Cap Growth Portfolio                      0.84%        0.14%        0.00%           0.98%
     Neuberger Berman AMT Partners Portfolio                            0.82%        0.10%        0.00%           0.92%
     Oppenheimer Variable Account Funds - Oppenheimer Aggressive        0.62%        0.02%        0.00%           0.64%
     Growth Fund/VA (formerly, Oppenheimer Variable Account Funds
     - Oppenheimer Capital Appreciation Fund)
     Oppenheimer Variable Account Funds - Oppenheimer Capital           0.64%        0.03%        0.00%           0.67%
     Appreciation Fund/VA (formerly, Oppenheimer Variable
     Accounts Funds - Oppenheimer Growth Fund)
     Oppenheimer Variable Account Funds - Oppenheimer Global            0.64%        0.04%        0.00%           0.68%
     Securities Fund/VA
     Oppenheimer Variable Account Funds - Oppenheimer Main Street       0.70%        0.03%        0.00%           0.73%
     Growth & Income Fund/VA (formerly, Oppenheimer Variable
     Account Funds - Oppenheimer Growth & Income Fund)
     Strong Opportunity Fund II, Inc.                                   1.00%        0.11%        0.00%           1.11%
     The Universal Institutional Funds, Inc. - Emerging Markets         0.59%        0.81%        0.00%           1.40%
     Debt Portfolio (formerly, Morgan Stanley Dean Witter
     Universal Funds, Inc. - Emerging Markets Debt Portfolio)
     The Universal Institutional Funds, Inc. - Mid Cap Growth           0.00%        1.05%        0.00%           1.05%
     Portfolio
     The Universal Institutional Funds, Inc. - U. S. Real Estate        0.74%        0.36%        0.00%           1.10%
     Portfolio
     Van Eck Worldwide Insurance Trust - Worldwide Emerging             1.00%        0.26%        0.00%           1.26%
     Markets Fund
     Van Eck Worldwide Insurance Trust - Worldwide Hard Assets          1.00%        0.14%        0.00%           1.14%
     Fund

(1)Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of the uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. See the underlying mutual fund prospectus for details.

(2)Expenses are estimated.

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                                                                 Management        Other         12b-1     Total Underlying
                                                                    Fees         Expenses         Fees        Mutual Fund
                                                                                                               Expenses
     Dreyfus Investment Portfolios - European Equity                1.00%           0.60%        0.00%          1.60%
     Portfolio - Initial Shares
     Federated Insurance Series - Federated Quality Bond Fund       0.60%           0.67%        0.25%          1.52%
     II
     Financial Investors Variable Insurance Trust - Capital         0.75%           0.59%        0.25%          1.59%
     Appreciation Portfolio
     Financial Investors Variable Insurance Trust - Growth &        0.70%           0.52%        0.25%          1.47%
     Income Portfolio
     NSAT Capital Appreciation Fund                                 0.60%           0.23%        0.00%          0.83%
     NSAT Dreyfus NSAT Mid Cap Index Fund (formerly,                0.50%           0.40%        0.00%          0.90%
     Nationwide Mid Cap Index Fund) (formerly, Nationwide
     Select Advisers Mid Cap Fund)
     NSAT Federated NSAT Equity Income Fund (formerly,              0.80%           0.31%        0.00%          1.11%
     Nationwide Equity Income Fund)
     NSAT Federated NSAT High Income Bond Fund (formerly,           0.80%           0.32%        0.00%          1.12%
     Nationwide High Income Bond Fund)
     NSAT Gartmore NSAT Emerging Markets Fund                       1.15%           2.94%        0.00%          4.09%
     NSAT Gartmore NSAT Global Technology and Communications        0.98%           1.59%        0.00%          2.57%
     Fund
     NSAT Gartmore NSAT International Growth Fund                   1.00%           1.88%        0.00%          2.88%
     NSAT Government Bond Fund                                      0.50%           0.23%        0.00%          0.73%
     NSAT J.P. Morgan NSAT Balanced Fund (formerly,                 0.75%           0.32%        0.00%          1.07%
     Nationwide Balanced Fund)
     NSAT MAS NSAT Multi Sector Bond Fund (formerly,                0.75%           0.34%        0.00%          1.09%
     Nationwide Multi Sector Bond Fund)
     NSAT Money Market Fund                                         0.39%           0.22%        0.00%          0.61%
     NSAT Nationwide Global 50 Fund (formerly, NSAT                 1.00%           0.42%        0.00%          1.42%
     Nationwide Global Equity Fund)
     NSAT Nationwide Small Cap Growth Fund (formerly, NSAT          1.10%           0.50%        0.00%          1.60%
     Nationwide Select Advisers Small Cap Growth Fund)
     NSAT Nationwide Small Cap Value Fund                           0.90%           0.30%        0.00%          1.20%
     NSAT Strong NSAT Mid Cap Growth Fund (formerly,                0.90%           0.27%        0.00%          1.17%
     Nationwide Strategic Growth Fund)
     NSAT Total Return Fund                                         0.58%           0.23%        0.00%          0.81%
     NSAT Turner NSAT Growth Focus Fund                             0.90%           4.13%        0.00%          5.03%
     Strong Opportunity Funds II, Inc.                              1.00%           0.18%        0.00%          1.18%
     The Universal Institutional Funds, Inc. - Emerging             0.80%           0.81%        0.00%          1.61%
     Markets Debt Portfolio (formerly, Morgan Stanley Dean
     Witter Universal Funds, Inc. - Emerging Markets Debt
     Portfolio)
     The Universal Institutional Funds, Inc. - Mid Cap Growth       0.75%           1.54%        0.00%          2.29%
     Portfolio
     The Universal Institutional Funds, Inc. - U. S. Real           0.80%           0.36%        0.00%          1.16%
     Estate Portfolio
     Van Eck Worldwide Insurance Trust - Worldwide Emerging         1.00%           0.33%        0.00%          1.33%
     Markets Fund
     Van Eck Worldwide Insurance Trust - Worldwide Hard             1.00%           0.16%        0.00%          1.16%
     Assets Fund

EXAMPLE

The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in underlying mutual fund expenses. The underlying mutual fund expense information is for the period ended December 31, 2000 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.

These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the 7 year CDSC schedule and assumed variable account charges of 3.15%, which is the maximum charge for the maximum number of optional benefits. For those contracts that do not elect the maximum number of optional benefits, the expenses would be lower.

Deductions for premium taxes are not reflected but may apply.


                              If you surrender your contract  If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the    at the end of the applicable
                                        time period              applicable time period             time period

                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
American Century Variable       103     176    242     422      40    122    206     422      *     122    206     422
Portfolios, Inc. - American
Century VP Income & Growth
American Century Variable       109     193    268     468      46    139    232     468      *     139    232     468
Portfolios, Inc. - American
Century VP International
American Century Variable       107     186    257     449      44    132    221     449      *     132    221     449
Portfolios, Inc. - American
Century VP Value
Dreyfus Investment Portfolios   109     193    269     470      46    139    233     470      *     139    233     470
- European Equity Portfolio -
Initial Shares
The Dreyfus Socially            104     179    246     429      41    125    210     429      *     125    210     429
Responsible Growth Fund, Inc.
- Initial Shares
Dreyfus Stock Index Fund,        99     163    202     382      36    109    184     382      *     109    184     382
Inc. - Initial Shares
Dreyfus Variable Investment     104     179    246     429      41    125    210     429      *     125    210     429
Fund - Appreciation Portfolio
- Initial Shares (formerly,
Dreyfus Variable Investment
Fund - Capital Appreciation
Portfolio)
Federated Insurance Series -    103     176    242     422      40    122    206     422      *     122    206     422
Federated Quality Bond Fund II
Fidelity VIP Equity-Income      103     175    240     419      40    121    204     419      *     121    204     419
Portfolio:  Service Class
Fidelity VIP Growth             104     178    245     427      41    124    209     427      *     124    209     427
Portfolio:  Service Class
Fidelity VIP  High Income       104     179    246     429      41    125    210     429      *     125    210     429
Portfolio:  Service Class
Fidelity VIP Overseas           106     185    256     448      43    131    220     448      *     131    220     448
Portfolio:  Service Class
Fidelity VIP II Contrafund(R)   104     178    245     427      41    124    209     427      *     124    209     427
Portfolio:  Service Class

                              If you surrender your contract  If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the    at the end of the applicable
                                        time period              applicable time period             time period

                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
Fidelity VIP III Growth         104     179    246     430      41    125    210     430      *     125    210     430
Opportunities Portfolio:
Service Class
Financial Investors Variable    110     195    271     474      47    141    235     474      *     141    235     474
Insurance Trust - Capital
Appreciation Portfolio
Financial Investors Variable    108     189    262     457      45    135    226     457      *     135    226     457
Insurance Trust - Growth &
Income Portfolio
Janus Aspen Series - Capital    106     183    253     442      43    129    217     442      *     129    217     442
Appreciation Portfolio:
Service Shares
Janus Aspen Series - Global     106     184    254     443      43    130    218     443      *     130    218     443
Technology Portfolio:
Service Shares
Janus Aspen Series -            106     184    255     445      43    130    219     445      *     130    219     445
International Growth
Portfolio:  Service Shares
NSAT Capital Appreciation Fund  104     179    247     431      41    125    211     431      *     125    211     431
NSAT Dreyfus NSAT Mid Cap       103     175    240     418      40    121    204     418      *     121    204     418
Index Fund (formerly,
Nationwide Mid Cap Index
Fund) (formerly, Nationwide
Select Advisers Mid Cap Fund)
NSAT Federated NSAT Equity      106     184    254     444      43    130    218     444      *     130    218     444
Income Fund (formerly,
Nationwide Equity Income Fund)
NSAT Federated NSAT High        106     184    254     444      43    130    218     444      *     130    218     444
Income Bond Fund (formerly,
Nationwide High Income Bond
Fund)
NSAT Gartmore NSAT Emerging     114     208    293     511      51    154    257     511      *     154    257     511
Markets Fund
NSAT Gartmore NSAT Global       110     196    274     478      47    142    238     478      *     142    238     478
Technology and Communications
Fund
NSAT Gartmore NSAT              113     204    285     499      50    150    249     499      *     150    249     499
International Growth Fund
NSAT Government Bond Fund       103     175    240     419      40    121    204     419      *     121    204     419
NSAT J.P. Morgan NSAT           106     183    252     440      43    129    216     440      *     129    216     440
Balanced Fund (formerly,
Nationwide Balanced Fund)
NSAT MAS NSAT Multi Sector      106     183    252     440      43    129    216     440      *     129    216     440
Bond Fund (formerly,
Nationwide Multi Sector Bond
Fund)
NSAT Money Market Fund          102     172    235     409      39    118    199     409      *     118    199     409
NSAT Nationwide Global 50       109     192    266     466      46    138    230     466      *     138    230     466
Fund (formerly, NSAT
Nationwide Global Equity Fund)

                              If you surrender your contract  If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the    at the end of the applicable
                                        time period              applicable time period             time period

                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
NSAT Nationwide Small Cap       110     195    271     474      47    141    235     474      *     141    235     474
Growth Fund (formerly, NSAT
Nationwide Select Advisers
Small Cap Growth Fund)
NSAT Nationwide Small Cap       107     187    259     453      44    133    223     453      *     133    223     453
Value Fund
NSAT Nationwide Small Company   109     192    267     467      46    138    231     467      *     138    231     467
Fund
NSAT Strong NSAT Mid Cap        107     186    257     449      44    132    221     449      *     132    221     449
Growth Fund (formerly,
Nationwide Strategic Growth
Fund)
NSAT Total Return Fund          104     179    246     429      41    125    210     429      *     125    210     429
NSAT Turner NSAT Growth Focus   110     196    274     478      47    142    238     478      *     142    238     478
Fund
Neuberger Berman AMT Guardian   107     186    257     449      44    132    221     449      *     132    221     449
Portfolio
Neuberger Berman AMT Mid-Cap    106     185    256     447      43    131    220     447      *     131    220     447
Growth Portfolio
Neuberger Berman AMT Partners   106     183    253     442      43    129    217     442      *     129    217     442
Portfolio
Oppenheimer Variable Account    103     175    239     419      40    121    203     417      *     121    203     417
Funds - Oppenheimer
Aggressive Growth Fund/VA
(formerly, Oppenheimer
Variable Account Funds -
Oppenheimer Capital
Appreciation Fund)
Oppenheimer Variable Account    103     176    241     419      40    122    205     419      *     122    205     419
Funds - Oppenheimer Capital
Appreciation Fund/VA
(formerly, Oppenheimer
Variable Account Funds -
Oppenheimer Growth Fund)
Oppenheimer Variable Account    103     176    241     420      40    122    205     420      *     122    205     420
Funds - Oppenheimer Global
Securities Fund/VA
Oppenheimer Variable Account    104     177    244     425      41    123    208     425      *     123    208     425
Funds - Oppenheimer Main
Street Growth & Income
Fund/VA (formerly,
Oppenheimer Variable Account
Funds - Oppenheimer Growth &
Income Fund)
Strong Opportunity Fund II,     108     189    262     458      45    135    226     458      *     135    226     458
Inc.
The Universal Institutional     111     198    276     483      48    144    240     483      *     144    240     483
Funds, Inc. - Emerging
Markets Debt Portfolio
(formerly, Morgan Stanley
Dean Witter Universal Funds,
Inc. - Emerging Markets Debt
Portfolio)

                              If you surrender your contract  If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the    at the end of the applicable
                                        time period              applicable time period             time period

                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
The Universal Institutional     107     187    259     453      44    133    223     453      *     133    223     453
Funds, Inc. - Mid Cap Growth
Portfolio
The Universal Institutional     108     189    262     457      45    135    226     457      *     135    226     457
Funds, Inc. - U. S. Real
Estate Portfolio
Van Eck Worldwide Insurance     109     193    269     471      46    139    233     471      *     139    233     471
Trust - Worldwide Emerging
Markets Fund
Van Eck Worldwide Insurance     108     190    263     461      45    136    227     461      *     136    227     461
Trust - Worldwide Hard Assets
Fund

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as:
   - Investment-only;
   - Non-Qualified;
   - Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*;
   - Roth IRAs;
   - Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans*;
   - Charitable Remainder Trusts;
   - SEP IRAs; and
   - Simple IRAs.

*Contributions are not required to be rolled over or transferred if the contract owner elects the Reduced Purchase Payment Option.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                     MINIMUM INITIAL        MINIMUM
     CONTRACT        PURCHASE PAYMENT     SUBSEQUENT
       TYPE                                PAYMENTS
Investment-only          $15,000            $1,000
Non-Qualified            $15,000            $1,000
IRA                      $15,000            $1,000
Roth IRA                 $15,000            $1,000
Tax Sheltered            $15,000            $1,000
Annuity
Charitable               $15,000            $1,000
Remainder Trust
SEP IRA                  $15,000            $1,000
Simple IRA               $15,000            $1,000

If the contract owner elects the Reduced Purchase Payment Option at the time of application, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

There are several CDSC options that are available to contract owners at the time of application. Each CDSC option has different characteristics and costs. The annual charge associated with each option is charged as a percentage of the daily net assets of the variable account. They are as follows:

          OPTION               CONTRACT      ANNUAL
                                 TYPE        CHARGE
Five Year CDSC Option        All*             0.15%
Additional Withdrawal        All              0.10%
Without Charge and
Disability Waiver
10 Year and Disability       Tax              0.05%
Waiver                       Sheltered
                             Annuities
Hardship Waiver              Tax              0.15%
                             Sheltered
                             Annuities

*In the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

A Reduced Purchase Payment Option is available at the time of application. If the contract owner elects this option, Nationwide will reduce the minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the daily net assets of the variable account. This option is not available for contracts issued as Investment-only Contracts.

Optional death benefits are available under the contract and must be elected at the time of application. For contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications, Nationwide will deduct an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account if the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected or at an annualized rate of 0.20% of the daily net assets of the variable account if the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection is elected. For contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract options listed above, Nationwide will deduct an annualized rate of 0.05% of the daily net assets of the variable account if the One-Year Step Up Death Benefit is elected, or an annualized rate of 0.10% of the daily net assets of the variable account if the 5% Enhanced Death Benefit is elected.

Effective January 2, 2001, two Guaranteed Minimum Income Benefit options are available at the time of application. If the contract owner elects one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefit Options").

An Extra Value Option is available under the contract at the time of application. If the contract owner elects the Extra Value Option on the application, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account. Nationwide will discontinue deducting this charge seven years from the date the contract was issued. Additionally, allocations made to the fixed account or to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first seven contract years will be lowered by 0.45% due to the assessment of this charge. Once the Extra Value Option is elected, it may not be revoked (see "Extra Value Option").

A Beneficiary Protector Option is available for contracts with ANNUITANTS who are age 70 or younger at the time the option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge. See "Beneficiary Protector Option."

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed. For contracts with the Extra Value Option, the charge for that option will be assessed for seven years from the date the contract was issued, whether the contract annuitized during that period or not.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. Annuity payments will be based on the annuity payment option chosen prior to annuitization (see "Annuity Payment Options").

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 3 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained FREE OF CHARGE by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required statutory period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

Individual Retirement Annuities are contracts that satisfy the following requirements:

-      the contract is not transferable by the owner;

-      the premiums are not fixed;

- the annual premium cannot exceed $2,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

- certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

-      the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, and qualified retirement plans, including 401(k) plans.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS (SEP IRAS)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

-      minimum participation rules;

-      top-heavy contribution rules;

-      nondiscriminatory allocation rules; and

-      requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

SIMPLE IRAS

A Simple IRA is an individual retirement annuity which is funded exclusively by a qualified salary reduction arrangement and satisfies:

-      vesting requirements;

-      participation requirements; and

-      administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple
IRA.

ROTH IRAS

RothIRA contracts are contracts that satisfy the following requirements:

-      the contract is not transferable by the owner;

-      the premiums are not fixed;

- the annual premium cannot exceed $2,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

-      the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the required period of time.

QUALIFIED PLANS

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on May 22, 1997, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other sub-account contains shares attributable to accumulation units under Investment-only Contracts, Individual Retirement Annuities, Simple IRAs, SEP IRAs, Roth IRAs, and Tax Sheltered Annuities.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

    (1) shares of a current underlying mutual fund are no longer available for investment; or

    (2) further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option(s) UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on current interest rate fluctuations. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. When actual interest rates are higher than the guaranteed rate, a market value adjustment would reduce the value of the amount distributed. When actual interest rates are lower than the guaranteed rate, the value of the amount distributed would increase.

For contract owners that elect the Extra Value Option, allocations made to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options for the first seven contract years will be lowered by 0.45% due to the assessment of this charge .

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

- New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

- Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

- Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

- Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC.

Charges Assessed for Certain Contract Options

All guaranteed interest rates credited to the fixed account will be determined as described above. Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits. However, for contract owners that elect the Extra Value Option and/or the Beneficiary Protector Option, a charge for each option is assessed to assets in the Fixed Account. Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect the Extra Value Option, payments or transfers made to the fixed account will, for the first seven contract years, be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.45% due to the assessment of this charge.

For contract owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the fixed account will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.40% due to the assessment of this charge.

Although there is a fee assessed to the assets in the fixed account for contract options listed above, Nationwide guarantees that the guaranteed interest rate credited to any assets in the fixed account will never be less than 3.0% for any given year.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 0.95% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

 NUMBER OF COMPLETED YEARS               CDSC
   FROM DATE OF PURCHASE              PERCENTAGE
          PAYMENT
             0                            7%
             1                            7%
             2                            6%
             3                            5%
             4                            4%
             5                            3%
             6                            2%
             7                            0%

The CDSC is used to cover sales expenses, including commissions (maximum of 6.5% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

       (a) 10% of all purchase payments (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

       (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

       (1) upon the annuitization of contracts which have been in force for at least two years;

       (2)    upon payment of a death benefit; or

       (3) from any values which have been held under a contract for at least 7 years (5 years if the 5 year CDSC is elected).

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:

       (a) is the amount which would otherwise be available for withdrawal without a CDSC; and

       (b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)    the time the contract is surrendered;
(2)    annuitization; or
(3)    such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed. For contracts with the Extra Value Option, the charge for that option will be assessed for seven years from the date the contract was issued.

REDUCED PURCHASE PAYMENT OPTION

If the contract owner chooses the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the daily net assets of the variable account. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-only Contracts.

The contract owner may elect to terminate this option if, throughout a period of at least two years and continuing until such election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.

The election to terminate the option must be submitted in writing on a form provided by Nationwide. Termination of the rider will occur as of the date on the election form, and the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

CDSC OPTIONS AND CHARGES

Five Year CDSC Option

For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner may choose the Five Year CDSC Option.

The Five Year CDSC Option applies as follows:

       NUMBER OF COMPLETED YEARS FROM        CDSC
          DATE OF PURCHASE PAYMENT        PERCENTAGE
                     0                        7%
                     1                        7%
                     2                        6%
                     3                        4%
                     4                        2%
                     5                        0%

Under this option, CDSC will not exceed 7% of purchase payments surrendered.

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Additional Withdrawal without Charge and Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, the contract owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC. This would allow the contract owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.

This option also contains a disability waiver. Nationwide will waive CDSC if a contract owner (or annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Additional CDSC Waiver Options for Tax Sheltered Annuities

       10 Year and Disability Waiver

       For an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:

       (1) the contract owner has been the owner of the contract for 10 years; and

       (2) the contract owner has made regular payroll deferrals during the entire contract year for at least 5 of those 10 years.

       This option also contains a disability waiver. Nationwide will waive CDSC if the contract owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

       Hardship Waiver

       For an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the contract owner experiences a hardship (as defined for purposes of Internal Revenue Code Section (401(k)). The contract owner may be required to provide proof of hardship.

       If this waiver becomes effective, no additional purchase payments may be made to the contract.

DEATH BENEFIT OPTIONS

The following death benefit options are available with the contracts. Not all of the death benefit options may be available in every state.

--------------------------------------------------------------------------------
THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF JANUARY 2, 2001 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS.
--------------------------------------------------------------------------------

If the contract owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annualized rate of either 0.15% (for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection) or 0.20% (for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home waiver and Spousal Protection) of the daily net assets of the variable account, depending upon which option was chosen. Each benefit is described below.

One-Year Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)    the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)    the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)    the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

EACH DEATH BENEFIT OPTION HAS A SPOUSAL PROTECTION FEATURE. THE SPOUSAL PROTECTION FEATURE ALLOWS A SURVIVING SPOUSE TO CONTINUE THE CONTRACT WHILE RECEIVING THE ECONOMIC BENEFIT OF THE DEATH BENEFIT UPON THE DEATH OF THE OTHER SPOUSE. THE SPOUSAL PROTECTION FEATURE IS AVAILABLE ONLY FOR CONTRACTS ISSUED AS NON-QUALIFIED CONTRACTS, INDIVIDUAL RETIREMENT ANNUITIES (IRAS) AND ROTH IRAS, PROVIDED THE CONDITIONS DESCRIBED BELOW ARE SATISFIED. THERE IS NO ADDITIONAL CHARGE FOR THIS FEATURE.

(1) One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

(2)    The spouses must be co-annuitants;

(3) Both co-annuitants must be age 85 or younger at the time the contract is issued;

(4)    The spouses must each be named as beneficiaries;

(5) No person other than the spouse may be named as contract owner, annuitant or primary beneficiary;

(6) If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner);

(7) If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount. The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

(8) If a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the home office. In addition, the date of marriage must be after the election of the death benefit option.

--------------------------------------------------------------------------------
THE FOLLOWING BENEFITS ARE AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 2, 2001 OR ON A DATE PRIOR TO WHICH STATE INSURANCE AUTHORITIES APPROVE THE CONTRACT MODIFICATIONS LISTED ABOVE.
--------------------------------------------------------------------------------

If the contract owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annualized rate of either 0.05% (for the One-Year Step Up Death Benefit) or 0.10% (for the 5% Enhanced Death Benefit) of the daily net assets of the variable account, depending upon which option was chosen. Each benefit is described below.

One-Year Step Up Death Benefit



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

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)    the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

(1)    the contract value; or

(2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

--------------------------------------------------------------------------------
IN ADDITION, ALL DEATH BENEFIT OPTIONS HAVE A LONG TERM CARE FACILITY AND TERMINAL ILLNESS BENEFIT AVAILABLE AT NO ADDITIONAL CHARGE PROVIDED THE CONDITIONS DESCRIBED BELOW ARE SATISFIED.
--------------------------------------------------------------------------------

No CDSC will be charged if:

(1)    the third contract anniversary has passed; and

(2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3) the contract owner has been diagnosed by a physician to have a terminal illness; and

(4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

The contract owner can purchase one of two Guaranteed Minimum Income Benefit options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen. Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

EXTRA VALUE OPTION

--------------------------------------------------------------------------------
THE EXTRA VALUE OPTION MAY NOT BE AVAILABLE IN ALL STATES. APPLICANTS SHOULD BE AWARE OF THE FOLLOWING PRIOR TO ELECTING THE EXTRA VALUE OPTION:

1. ELECTING THE EXTRA VALUE OPTION WILL BE BENEFICIAL FOR CONTRACT OWNERS ONLY IF THE INVESTMENT PERFORMANCE OF THE UNDERLYING MUTUAL FUNDS, AND RATE OF RETURN IN THE FIXED ACCOUNT AND GUARANTEED TERM OPTIONS, IS GREAT ENOUGH TO COMPENSATE FOR THE REDUCTION IN CONTRACT VALUE DUE TO THE 0.45% CHARGE;

2. NATIONWIDE MAY MAKE A PROFIT FROM THE CHARGE ASSESSED BY THE EXTRA VALUE OPTION;

3. BECAUSE THE 0.45% CHARGE ASSOCIATED WITH THE EXTRA VALUE OPTION WILL BE ASSESSED AGAINST THE ENTIRE VARIABLE ACCOUNT VALUE FOR THE FIRST SEVEN
       (7) CONTRACT YEARS, CONTRACT OWNERS WHO ANTICIPATE MAKING ADDITIONAL PURCHASE PAYMENTS AFTER THE FIRST CONTACT YEAR SHOULD CAREFULLY EXAMINE THE EXTRA VALUE OPTION AND CONSULT THEIR FINANCIAL ADVISER REGARDING ITS DESIRABILITY;

4.     ONCE THE EXTRA VALUE OPTION IS ELECTED, IT MAY NOT BE REVOKED; AND

5. NATIONWIDE MAY RECAPTURE ALL OR PART OF THE AMOUNT CREDITED IN THE EVENT OF EARLY SURRENDERS, INCLUDING REVOCATION OF THE CONTRACT DURING THE CONTRACTUAL FREE-LOOK PERIOD.
--------------------------------------------------------------------------------

For an additional charge at an annualized rate of 0.45% of the daily net assets of the variable account, the contract owner can purchase an Extra Value Option at the time of application. Nationwide may reduce this charge.

Allocations made to the fixed account or to the Guaranteed Term Options for the first seven contract years will be assessed a fee of 0.45%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account for the first seven contract years will be lowered by 0.45% due to the assessment of this charge.

In exchange, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. This credit is funded from Nationwide's general account. The amount credited will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.

The option of electing the Extra Value Option allows prospective contract owners to choose between two different variable account charge structures for the first seven years of the contract.

If the credit is elected and no additional contract options are elected, the total variable account charges under the contract will be an annualized rate of 1.40% of the daily net assets of the variable account for the first seven years of the contract. If the Extra Value Option is not elected, total variable account charges will be an annualized rate of 0.95% (assuming no other contract options are elected) of the daily net assets of the variable account for the first seven years of the contract and thereafter.

Under these circumstances, the decision to elect or decline the Extra Value Option will depend primarily on whether the prospective contract owner believes it is more advantageous to have:

       (a) a 1.40% variable account charge for the first seven years of the contract, plus the Extra Value Option credit; or

       (b) a 0.95% variable account charge for the first seven years of the contract, without the Extra Value Option credit.

The following table demonstrates hypothetical rates of return for contracts with the Extra Value Option and no other optional benefits (total variable account charges of 1.40%) and contracts with no additional contract options (total variable account charges of 0.95%). The figures are based upon:

(a)    a $100,000 initial purchase payment with no additional purchase payments;

(b) the deduction of variable account charges at an annualized rate of 0.95% (base contract) and 1.40% (contract with only the Extra Value Option) of the daily net assets of the variable account; and

(c) an assumed annual rate of return before charges of 7.75% for all years for a period of 10 years.

                              7.75% RATE OF RETURN

 CONTRACT YEAR       BASE CONTRACT      CONTRACT WITH EXTRA
                  (0.95% TOTAL ASSET    VALUE OPTION (1.40%
                       CHARGES)         TOTAL ASSET CHARGES)
       1               $106,727               $109,465
       2               $113,906               $116,336
       3               $121,568               $123,638
       4               $129,745               $131,399
       5               $138,472               $139,647
       6               $147,787               $148,412
       7               $157,728               $157,728
       8               $168,337               $168,337
       9               $179,661               $179,661
       10              $191,746               $191,746

Generally, the higher the rate of return, the more advantageous the Extra Value Option becomes and vice versa. The table above assumes no additional purchase payments are made to the contract after the first contract anniversary. If subsequent purchase payments are made to the contract after the first contract anniversary (assuming a rate of return of 7.75%) the number of contract years needed to "break-even" increases in direct correlation with the amount of subsequent purchase payments made to the contract after the first contract anniversary.

Amounts credited to the contract in connection with the Extra Value Option may be recaptured if:

       (a) the contract owner elects to surrender the contract pursuant to the contractual free-look provisions; or

       (b) withdrawals that are subject to a CDSC are taken before the end of the seventh contract year.

If the contract is surrendered pursuant to the contractual free-look, Nationwide will recapture the full credited amount. In certain states which require the return of purchase payments and for all contracts issued as Individual Retirement Annuities, upon the exercise of the contractual free look, the full amount will be recaptured, but under no circumstances will the amount returned be less than purchase payments made to the contracts.

After the free look period and before the seventh contract anniversary, any amounts withdrawn from the contract that are subject to a CDSC subjects a part of the amount credited to recapture. For example, if a contract owner withdraws 13% of purchase payments made within the first contract year, 3% of the amount credited will be recaptured by Nationwide, since the contract owner may withdraw only 10% of purchase payments without a CDSC. This means that the percentage of the amount credited to be recaptured will be the determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion as allocated by the contract owner at the time of the withdrawal.

For contracts issued in the State of New York, after the free look period and before the seventh contract anniversary, amounts credited under the contract may be recaptured whenever withdrawals are made that are subject to a CDSC in accordance with the following:

                               (EXTRA VALUE AMOUNT)
                              PERCENTAGE OF FIRST YEAR
    CONTRACT YEARS               PURCHASE PAYMENTS
       1 and 2                          3%
      3,4 and 5                         2%
       6 and 7                          1%
     After year 7                       0%

The percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC. The amount recaptured will be taken from the sub-accounts and the fixed account in the same proportion as allocated by the contract owner at the same time of the withdrawal.

NO AMOUNT CREDITED WILL BE SUBJECT TO RECAPTURE IF THE WITHDRAWAL IS NOT SUBJECT TO A CDSC OR IF A DISTRIBUTION IS TAKEN AS A RESULT OF DEATH, ANNUITIZATION, OR TO MEET MINIMUM DISTRIBUTION REQUIREMENTS UNDER THE INTERNAL REVENUE CODE. IN ADDITION, NO RECAPTURE WILL TAKE PLACE AFTER THE SEVENTH CONTRACT YEAR.

After the end of the first seven contract years, the 0.45% charge for the Extra Value Option will no longer be assessed and the amount credited will be fully vested. Nationwide intends to administer the removal of the 0.45% charge by decreasing the number of units and increasing the unit value of the sub-accounts in which the contract owner was invested at the end of the seventh contract year. The elimination of the 0.45% charge and the adjustment in the number of units and unit values will not affect contract owners' contract values.

BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. The Beneficiary Protector Option provides that upon the death of the annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary

Protector Option is elected with a contract that also has spouses designated as annuitant and co-annuitant, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit unless the co-annuitant is also the beneficiary.

Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may: (a) terminate the contract; or (b) continue the contract in accordance with the "Required Distributions" section.

Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

HOW CREDITS TO THE CONTRACT ARE CALCULATED

If the Beneficiary Protector Option was elected at the time of application AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

       a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

       b = purchase payments, proportionately adjusted for withdrawals; and

       c = any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:

       a = contract value on the date the death benefit is calculated and prior to any death benefit calculation;

       b = the contract value on the date the option is elected, proportionately adjusted for withdrawals;

       c = purchase payments made after the option is elected, proportionately adjusted for withdrawals;

       d = any adjustment for a death benefit previously credited to the contract after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant's 85th birthday, then:

       (a) Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

       (b)    the benefit will terminate and will no longer be in effect; and

       (c) the charge for the benefit will be eliminated, reducing charges by 0.40%.

HOW AMOUNTS ARE CREDITED

Any amounts credited to the contract pursuant to this option will be allocated among the sub-accounts of the variable account, the fixed account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

       -      on a Nationwide form;

       -      signed by the contract owner; and

       - received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

       -      joint owners can only be named for Non-Qualified Contracts;

       - joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

       - the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

       - an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

       - Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance (age 82 or younger if electing a Guaranteed Minimum Income Benefit option), unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                     MINIMUM INITIAL        MINIMUM
     CONTRACT        PURCHASE PAYMENT     SUBSEQUENT
       TYPE                                PAYMENTS
Investment-only          $15,000            $1,000
Non-Qualified            $15,000            $1,000
IRA                      $15,000            $1,000
Roth IRA                 $15,000            $1,000
Tax Sheltered            $15,000            $1,000
Annuity
Charitable               $15,000            $1,000
Remainder Trust
SEP IRA                  $15,000            $1,000
Simple IRA               $15,000            $1,000

Subsequent purchase payments are not permitted for contracts issued in the State of Oregon and may not be permitted in other states under certain circumstances.

If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

If the contract owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

    -    New Year's Day                -    Independence Day
    -    Martin Luther King, Jr.       -    Labor Day Day
    -    Presidents' Day               -    Thanksgiving
    -    Good Friday                   -    Christmas
    -    Memorial Day

Nationwide also will not price purchase payments if:

       (1)    trading on the New York Stock Exchange is restricted;

       (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

       (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

       (1) the value of amounts allocated to the sub-accounts of the variable account; and

       (2)    amounts allocated to the fixed account; and

       (3)    amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

       (a)    is the sum of:

              (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

              (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

       (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

       (c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 0.95% to 3.15% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

       (1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn;

       (2)    adding any interest earned on the amounts allocated; and

       (3)    subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

       (1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

       (2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

       (3)    subtracting charges deducted in accordance with the contract.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Fixed account allocations may be transferred to the variable account or to a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account (whether from the variable account or a Guaranteed Term Option) when the fixed account value is equal to or greater than 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation period.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privileges upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

- submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

- submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All Individual Retirement Annuity, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Contract owners who have elected the Extra Value Option and subsequently terminate the contract under the free look provision will forfeit any amounts credited to the contract. For those jurisdictions that allow a return of contract value, the contract owner will retain any earnings attributable to the amount credited; all losses attributable to the amount credited will be incurred by Nationwide.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven contract years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh contract year. The amount credited will not, however, be subject to recapture if a withdrawal not subject to the CDSC is being made (see "Extra Value Option").

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

       (a)    the amount requested; or

       (b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

-      variable account charges;

-      underlying mutual fund charges;

-      the investment performance of the underlying mutual funds;

-      amounts allocated to the fixed account and any interest credited; and

- any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

(A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code
       Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue
       Code), may be surrendered only:

       (1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

       (2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

(B)    The surrender limitations described in Section A also apply to:

       (1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

       (2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

       (3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

       -      the participant dies;

       -      the participant retires;

       -      the participant terminates employment due to total disability; or

       - the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:


                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
NON-ERISA PLANS  up to        up to 80% of contract
                 $20,000      value (not more than
                              $10,000)
                 $20,000      up to 50% of contract
                 and over     value (not more than
                              $50,000*)
ERISA PLANS      All          up to 50% of contract
                              value (not more than
                              $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. The loan processing fee, if assessed, will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the NSAT Money Market Fund unless the contract owner directs otherwise.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

       -      the contract is surrendered;

       -      the contract owner/annuitant dies;

       - the contract owner who is not the annuitant dies prior to annuitization; or

       -      annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series - Federated Quality Bond Fund II, Fidelity VIP High Income Portfolio, NSAT Government Bond Fund, NSAT Federated NSAT High Income Bond Fund (formerly, Nationwide High Income Bond
Fund), and NSAT Money Market Fund to any other underlying mutual fund. Dollar cost averaging transfers may not be directed to Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program which transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program. Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs. Contract owners may participate in this program if their contract value is $10,000 or more. Dollar cost averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the NSAT Money Market Fund. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

       (1) 10% of all purchase payments made to the contract as of the withdrawal date (15% of all purchase payments made to the contract if the contract owner elected the Additional Withdrawal Without Charge and Disability Waiver);

       (2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

       (3) a percentage of the contract value based on the contract owner's age, as shown in the table below:

                                    PERCENTAGE OF
        CONTRACT OWNER'S            CONTRACT VALUE
              AGE
         Under age 59 1/2                 5%
    Age 59 1/2 through age 61             7%
     Age 62 through age 64                8%
     Age 65 through age 74               10%
        Age 75 and over                  13%

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

       -      the age (or date) specified in your contract; or

       -      the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Minimum Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

       (1)    an annuity payment option; and

       (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

       (1)    deducting applicable premium taxes from the total contract value;
              then

       (2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

--------------------------------------------------------------------------------
  A VARIABLE PAYMENT ANNUITY MAY NOT BE ELECTED WHEN EXERCISING THE GUARANTEED
                         MINIMUM INCOME BENEFIT OPTION.
--------------------------------------------------------------------------------

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

       (1)    deducting applicable premium taxes from the total contract value;
              then

       (2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

       (1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

       (2) multiplying the result from (1) by the assumed investment rate of 3.5% adjusted for the number of days in the valuation period.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

       - the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

       - an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS ("GMIB")

What is a GMIB?

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

(a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday;

(b) is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first contract year, if the value of the contract owner's fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

(1)    the application of additional purchase payments;

(2)    surrenders; or

(3)    transfers from the variable account,

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner's fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

GMIB Illustrations for GMIB Option 1

The following charts illustrate the amount of income that will be provided to an annuitant if the contract owner annuitizes the contract at the 7th, 10th or 15th contract anniversary date, using GMIB Option 1.

The illustrations assume the following:

       - An initial purchase payment of $100,000 is made to the contract and allocated to the variable account;

       - There are no surrenders from the contract or transfers to the fixed account (raising the fixed account value to greater than 30% of the contract value);

       -      The contract is issued to a male at age 55, 65 or 70; and

       - A Life Annuity with 120 Months Guaranteed Fixed Payment Annuity Option is elected.

                             7 Years in Accumulation
                      $140,710.04 for GMIB at Annuitization
 Male Age at    Male Age at    GMIB Purchase   Monthly
    Issue      Annuitization       Rate*          GMIB
     55             62             $4.72        $664.15
     65             72             $5.96        $838.63
     70             77             $6.79        $955.42

                            10 Years in Accumulation
                      $162,889.46 for GMIB at Annuitization
 Male Age at    Male Age at    GMIB Purchase   Monthly
    Issue      Annuitization       Rate*          GMIB
     55             65             $5.03        $819.33
     65             75             $6.44       $1,049.01
     70             80             $7.32       $1,192.35

                            15 Years in Accumulation
                      $200,000.00 for GMIB at Annuitization
 Male Age at    Male Age at    GMIB Purchase   Monthly
    Issue      Annuitization       Rate*          GMIB
     55             70             $5.66       $1,132.00
     65             80             $7.32       $1,464.00
     70             85             $8.18       $1,636.00
*Guaranteed monthly benefit per $1,000 applied.

The illustrations should be used as a tool to assist an investor in determining whether purchasing and exercising a GMIB option is right for them. The guaranteed purchase rates assumed in the illustrations may not apply in some states, or for contracts issued under an employer sponsored plan. Different guaranteed purchase rates will also apply for females, for males who annuitize at ages other than the ages shown above, or for annuitizations under other annuity payment options. Where different guaranteed purchase rates apply, GMIB amounts shown above will be different. In all cases, the guaranteed purchase rates used to calculate the GMIB will be the same as the purchase rates guaranteed in the contract for fixed annuitizations without the GMIB.

The purchase rates available in connection with annuitization options under a GMIB are minimum guaranteed purchase rates. Alternative purchase rates, which may be more favorable, may apply to annuitizations which occur without a GMIB option.

When May the Guaranteed Annuitization Value be Used?

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

       (1)    after the contract has been in effect for seven years; AND

       (2)    the annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization
Value?

The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

       -      Life Annuity;

       -      Joint and Last Survivor Annuity; and

       -      Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

                            **PLEASE READ CAREFULLY**

       -      The GMIB must be elected at the time of application.

       - The annuitant must be age 82 or younger at the time the contract is issued.

       - The GMIB is irrevocable and will remain for as long as the contract remains in force.

--------------------------------------------------------------------------------
 IMPORTANT CONSIDERATIONS TO KEEP IN MIND REGARDING THE
                      GMIB OPTIONS

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS and should be understood completely and analyzed thoroughly before being elected.

- A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

- Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

- The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

- Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

-         GMIB may not be approved in all state jurisdictions.
--------------------------------------------------------------------------------

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

       (1)    in a lump sum;

       (2)    as an annuity; or

       (3)    in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

       (1)    proper proof of the annuitant's death;

       (2)    an election specifying the distribution method; and

       (3)    any state required form(s).

Five-Year Reset Death Benefit (Standard Contractual Death Benefit for all contracts)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

       (1)    the contract value;

       (2) the total of all purchase payments, less an adjustment for amounts surrendered; or

       (3) the contract value as of the most recent five year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Optional One Year Enhanced Death Benefit (Available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)    the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) or the partial surrender(s).

Optional Greater of One-Year or 5% Enhanced Death Benefit (Available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications.)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)    the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)    the 5% interest anniversary value.

The adjustment for amounts surrendered will reduced items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of partial surrender(s).

Optional One-Year Step Up Death Benefit (Available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve applicable contract modifications listed above)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

       (1)    the contract value;

       (2) the total of all purchase payments, less an adjustment for amounts surrendered; or

       (3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Optional 5% Enhanced Death Benefit (Available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the applicable contract modifications listed above)

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

       (1)    the contract value; or

       (2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

       (1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

       (2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

              (a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

              (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

       (a) the death of the annuitant will be treated as the death of a contract owner;

       (b) any change of annuitant will be treated as the death of a contract owner; and

       (c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES

Distributions from Tax Sheltered Annuities will be made according to the Minimum Distribution and the Minimum Distribution Incidental Benefit ("MDIB") provisions of Section 401(a) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than:

       (a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

       (b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in
(a) or (b), the payments will begin on the required beginning date. The required beginning date is the later of:

       (a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

       (b)    the annuitant's retirement date.

Provision (b) does not apply to any employee who is a 5% owner (as defined in Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Distribution commencing on the required distribution date must satisfy MDIB provisions set forth in the Internal Revenue Code. Those provisions require that distributions cannot be less than the amount determined by dividing the annuitant's interest in the Tax Sheltered Annuity determined by the end of the previous calendar year by:

       (a)    the annuitant's life expectancy; or if applicable,

       (b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary.

The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

       (a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

       (b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS AND SIMPLE IRAS

Distributions from an Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

       (a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

       (b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

       (a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

              (1) treat the contract as an Individual Retirement Annuity, SEP IRA or Simple IRA established for his or her benefit; or

              (2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70 1/2; or

       (b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Simple IRA of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(1) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRA or Simple IRA.

If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

       (a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

              (1) treat the contract as a Roth IRA established for his or her benefit; or

              (2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70 1/2; or

       (b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

NEW MINIMUM REQUIRED DISTRIBUTION RULES

In January 2001, the Department of the Treasury promulgated new Minimum Required Distribution rules, which are to be applicable to Qualified Plans, Tax Sheltered Annuities, and IRAs. These rules are proposed to be effective for 2002 and subsequent years.

The new Minimum Required Distribution rules have substantially simplified the calculation of the required distributions. Under the proposed regulations:

       (a) a uniform table is used to determine the contract owner/participant's life expectancy and uses the joint life expectancy of the contract owner/participant and a person 10 years younger recalculated annually; and

       (b) if the contract owner/participant's spouse is the sole designated beneficiary and is more than 10 years younger than the contract owner/beneficiary, then their joint life expectancy, recalculated annually, may be used instead.

These life expectancies will generally be longer than the life expectancies that are available under the previous proposed regulations, thereby permitting the distribution to be spread out over a longer period of time.

In addition, the designated beneficiary's identity does not have to be determined until December 31 of the year following the contract owner/participant's death. Under the previous proposed regulations, the designated beneficiary had to be determined not later than the required beginning date (generally, when the contract owner/participant attained age 70 1/2).

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

-      the type of contract purchased;

-      the purposes for which the contract is purchased; and

- the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

-      Individual Retirement Annuities;

-      SEP IRAs;

-      Simple IRAs;

-      Roth IRAs;

-      Tax Sheltered Annuities; and

-      "Non-Qualified Annuities."

Individual Retirement Annuities, SEP IRAs and Simple IRAs

Distributions from Individual Retirement Annuities, SEP IRAs and Simple IRAs are generally taxed when received. If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an Individual Retirement Annuity are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

-      made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-      used for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "nonqualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

-      it is made on or after the date on which the contract owner attains age
       59 1/2;

- it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

-      it is attributable to the contract owner's disability; or

- it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-      made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-      for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-      made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-      for qualified higher education expenses;

- used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

- made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

-      the result of a contract owner's death;

- the result of a contract owner's disability, (as defined in the Internal Revenue Code);

- one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

-      is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to contracts that are:

- acquired by the estate of a decedent by reason of the death of the decedent;

- issued in connection with certain qualified retirement plans and individual retirement plans;

- purchased by an employer upon the termination of certain qualified retirement plans.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

- the distribution is made directly to another Tax Sheltered Annuity or IRA; or

- the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

- if the payee does not provide Nationwide with a taxpayer identification number; or

- if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. Mandatory back-up withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

       (1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

       (2) provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

       (1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

       (2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

       -      a transfer of the contract from one contract owner to another; or

       -      a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

       (a) an individual who is two or more generations younger than the contract owner; or

       (b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

- who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

- who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

       -      the failure to diversify was accidental;

       -      the failure is corrected; and

       -      a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

       -      statements showing the contract's quarterly activity;

       - confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

       - semi-annual reports as of June 30 containing financial statements for the variable account; and

       - annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

The general distributor, Security Distributors, Inc., is not engaged in any litigation of any material nature.

The general distributor, Waddell & Reed, Inc., is not engaged in any litigation of any material nature.

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY

A "yield" and "effective yield" may be advertised for the NSAT Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the NSAT Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:
    -    precious metals;
    -    real estate;
    -    stocks and bonds;
    -    closed-end funds;
    -    bank money market deposit accounts and passbook savings;
    -    CDs; and
    -    the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

    -    S&P 500;
    -    Shearson/Lehman Intermediate Government/Corporate Bond Index;
    -    Shearson/Lehman Long-Term Government/Corporate Bond Index;
    -    Donoghue Money Fund Average;
    -    U.S. Treasury Note Index;
    -    Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
    -    Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

    -    Lipper Analytical Services, Inc.;
    -    CDA/Wiesenberger;
    -    Morningstar;
    -    Donoghue's;
    -    magazines such as:
         Money;
         Forbes;
    -    Kiplinger's Personal Finance Magazine;
    -    Financial World;
    -    Consumer Reports;
    -    Business Week;
    -    Time;
    -    Newsweek;
    -    National Underwriter; and
    -    News and World Report;
    -    LIMRA;
    -    Value;
    -    Best's Agent Guide;
    -    Western Annuity Guide;
    -    Comparative Annuity Reports;
    -    Wall Street Journal;
    -    Barron's;
    -    Investor's Daily;
    -    Standard & Poor's Outlook; and
    -    Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and non-standardized "total return."

Standardized return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the standard 7 year CDSC schedule and the charges that could be assessed to a contract if the maximum rider options for a contract issued as a Tax Sheltered Annuity are chosen (3.15%). Standardized return does not reflect the deduction of state premium taxes, which may be imposed by certain states.

Non-standardized return is calculated similarly to standardized return except non-standardized return assumes an initial investment of $25,000, with variable account charges of 0.95%. The CDSC is not reflected because the contract are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $25,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which was used in calculating the standardized average annual total return.

Both methods of calculation reflect total return for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the nonstandardized return illustrations will show the investment performance the underlying mutual funds would have achieved had they been available in the variable account for one of the periods. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year) standardized and non-standardized performance is not annualized.

The standardized average annual total return and nonstandardized total return quotations are calculated using underlying mutual fund expense data for the period ended December 31, 2000. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                                                                                              10 Years
                                                                                            or Date Fund
                                                                                            Available in    Date Fund
                                                                                            the Variable   Available in
                                                                 1 Year         5 Years        Account     the Variable
                        Sub-Account Option                    to 12/31/2000  to 12/31/2000  to 12/31/2000    Account
      American Century Variable Portfolios, Inc. - American     -18.74%           N/A           6.21%          11/03/97
      Century VP Income & Growth
      American Century Variable Portfolios, Inc. - American     -24.34%           N/A          11.97%          11/03/97
      Century VP International
      American Century Variable Portfolios, Inc. - American      8.20%            N/A           2.84%          11/03/97
      Century VP Value
      Dreyfus Investment Portfolios - European Equity           -10.97%           N/A          12.16%          09/27/99
      Portfolio - Initial Shares
      The Dreyfus Socially Responsible Growth Fund, Inc. -      -19.11%           N/A           9.39%          11/03/97
      Initial Shares
      Dreyfus Stock Index Fund, Inc. - Initial Shares           -17.53%           N/A           7.65%          11/03/97
      Dreyfus Variable Investment Fund - Appreciation            -9.75%           N/A           8.31%          11/03/97
      Portfolio - Initial Shares (formerly, Dreyfus
      Variable Investment Fund - Capital Appreciation
      Portfolio)
      Federated Insurance Series - Federated Quality Bond        0.74%            N/A          -1.72%          05/03/99
      Fund II
      Fidelity VIP Equity-Income Portfolio:  Service Class       -1.33%           N/A           4.51%          11/03/97
      Fidelity VIP Growth Portfolio:  Service Class             -19.14%           N/A          13.57%          11/03/97
      Fidelity VIP  High Income Portfolio:  Service Class       -29.55%           N/A          -10.86%         11/03/97
      Fidelity VIP Overseas Portfolio:  Service Class           -26.43%           N/A           3.39%          11/03/97
      Fidelity VIP II Contrafund(R)Portfolio:  Service Class     -15.22%           N/A           8.79%         11/03/97
      Fidelity VIP III Growth Opportunities Portfolio:          -24.65%           N/A          -1.31%          11/03/97
      Service Class
      Janus Aspen Series - Capital Appreciation Portfolio:        N/A             N/A          -24.95%         01/27/00
      Service Shares
      Janus Aspen Series - Global Technology Portfolio:           N/A             N/A          -39.94%         01/27/00
      Service Shares
      Janus Aspen Series - International Growth Portfolio:        N/A             N/A          -24.62%         01/27/00
      Service Shares
      NSAT Capital Appreciation Fund                            -33.09%           N/A          -3.72%          11/03/97
      NSAT Dreyfus NSAT Mid Cap Index Fund (formerly,            5.35%            N/A           9.69%          11/03/97
      Nationwide Mid Cap Index Fund) (formerly, Nationwide
      Select Advisers Mid Cap Fund)
      NSAT Federated NSAT Equity Income Fund (formerly,         -18.81%           N/A           2.11%          11/03/97
      Nationwide Equity Income Fund)
      NSAT Federated NSAT High Income Bond Fund (formerly,      -16.63%           N/A          -4.05%          11/03/97
      Nationwide High Income Bond Fund)
      NSAT Gartmore NSAT Emerging Markets Fund                    N/A             N/A          -18.97%         10/02/00
      NSAT Gartmore NSAT Global Technology and                    N/A             N/A          -43.85%         10/02/00
      Communications FUnd
      NSAT Gartmore NSAT International Growth Focus Fund          N/A             N/A          -13.96%         10/02/00
      NSAT Government Bond Fund                                  2.77%            N/A           1.46%          11/03/97
      NSAT J.P. Morgan NSAT Balanced Fund (formerly,             -9.48%           N/A          -1.81%          11/03/97
      Nationwide Balanced Fund)
      NSAT MAS NSAT Multi Sector Bond Fund* (formerly,           -3.90%           N/A          -1.51%          11/03/97
      Nationwide Multi Sector Bond Fund)
      NSAT Money Market Fund                                     -3.53%           N/A           0.48%          10/31/97

                                                                                              10 Years
                                                                                            or Date Fund
                                                                                            Available in    Date Fund
                                                                                            the Variable   Available in
                                                                 1 Year         5 Years        Account     the Variable
                        Sub-Account Option                    to 12/31/2000  to 12/31/2000  to 12/31/2000    Account
    NSAT Nationwide Global 50 Fund (formerly, NSAT              -20.28%           N/A           3.73%          11/03/97
    Nationwide Global Equity Fund)
    NSAT Nationwide Small Cap Growth Fund (formerly, NSAT       -23.75%           N/A          31.15%          05/03/99
    Nationwide Select Advisers Small Cap Growth Fund)
    NSAT Nationwide Small Cap Value Fund                         1.47%            N/A           5.21%          11/03/97
    NSAT Nationwide Small Company Fund                           -0.76%           N/A           9.39%          11/03/97
    NSAT Strong NSAT Mid Cap Growth Fund (formerly,             -23.03%           N/A          16.16%          11/03/97
    Nationwide Strategic Growth Fund)
    NSAT Turner NSAT Growth Focus Fund                            N/A             N/A         -40.83%          10/02/00
    NSAT Total Return Fund                                      -11.08%           N/A           2.89%          11/03/97
    Neuberger Berman AMT Guardian Portfolio                      -8.15%           N/A          11.36%          11/03/97
    Neuberger Berman AMT Mid-Cap Growth Portfolio               -15.90%           N/A          25.58%          11/03/97
    Neuberger Berman AMT Partners Portfolio                      -8.54%           N/A          -0.60%          11/03/97
    Oppenheimer Variable Account Funds - Oppenheimer            -19.30%           N/A          14.41%          11/03/97
    Aggressive Growth Fund/VA (formerly, Oppenheimer
    Variable Account Funds - Oppenheimer Capital
    Appreciation Fund)
    Oppenheimer Variable Account Funds - Oppenheimer             -9.38%           N/A          13.91%          11/03/97
    Capital Appreciation Fund/VA (formerly, Oppenheimer
    Variable Account Funds - Oppenheimer  Growth Fund)
    Oppenheimer Variable Account Funds - Oppenheimer Global       N/A             N/A         -11.92%          05/01/00
    Securities Fund/VA
    Oppenheimer Variable Account Funds - Oppenheimer Main       -17.08%           N/A           0.86%          11/03/97
    Street Growth & Income Fund/VA (formerly, Oppenheimer
    Variable Account Funds - Oppenheimer Growth & Income
    Fund)
    Strong Opportunity Fund II, Inc.                              N/A             N/A          -9.39%          05/01/00
    The Universal Institutional Funds, Inc. - Emerging           1.65%            N/A          -2.50%          11/03/97
    Markets Debt Portfolio (formerly, Morgan Stanley Dean
    Witter Universal Funds, Inc. - Emerging Markets Debt
    Portfolio)
    The Universal Institutional Funds, Inc. - Mid Cap             N/A             N/A         -20.22%          05/01/00
    Growth Portfolio
    The Universal Institutional Funds, Inc. - U.S. Real           N/A             N/A          -3.34%          09/22/00
    Estate Portfolio
    Van Eck Worldwide Insurance Trust - Worldwide Emerging      -46.91%           N/A         -15.76%          11/03/97
    Markets Fund
    Van Eck Worldwide Insurance Trust - Worldwide Hard           1.67%            N/A          -9.96%          11/03/97
    Assets Fund

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
$25,000 INITIAL INVESTMENT

PLEASE NOTE: THE PERFORMANCE NUMBERS BELOW REFLECT THE DEDUCTION OF THE AMOUNT ASSESSED FOR THE BASE CONTRACT 0.95% (A CONTRACT WITH NO RIDER OPTIONS). FOR CONTRACT OWNERS WHO HAVE CHOSEN ONE OR MORE RIDER OPTIONS, THE FUND PERFORMANCE AS SHOWN WOULD BE REDUCED IN ACCORDANCE TO THE COSTS OF THE RIDER OPTIONS SELECTED.

                                                                                              10 Years
                                                                                           to 12/31/2000
                                                                  1 Year        5 Years      or Life of     Date Fund
                        Sub-Account Option                     to 12/31/2000 to 12/31/2000      Fund        Effective
     American Century Variable Portfolios, Inc. - American       -11.46%          N/A           11.21%         10/30/97
     Century VP Income & Growth
     American Century Variable Portfolios, Inc. - American       -17.61%        15.96%          12.57%         05/02/94
     Century VP International
     American Century Variable Portfolios, Inc. - American        17.03%          N/A           11.52%         05/01/96
     Century VP Value
     Dreyfus Investment Portfolios - European Equity              -2.92%          N/A           13.90%         04/30/99
     Portfolio - Initial Shares
     The Dreyfus Socially Responsible Growth Fund, Inc. -        -11.87%        17.32%          17.40%         10/06/93
     Initial Shares
     Dreyfus Stock Index Fund, Inc. - Initial Shares             -10.14%        16.86%          13.72%         09/29/89
     Dreyfus Variable Investment Fund - Appreciation              -1.59%        17.20%          16.06%         04/05/93
     Portfolio - Initial Shares (formerly, Dreyfus Variable
     Investment Fund - Capital Appreciation Portfolio)
     Federated Insurance Series - Federated Quality Bond           9.41%          N/A            3.80%         04/22/99
     Fund II
     Fidelity VIP Equity-Income Portfolio:  Service Class          7.28%        12.36%          16.20%         10/09/86
     Fidelity VIP Growth Portfolio:  Service Class               -11.91%        18.10%          18.86%         10/09/86
     Fidelity VIP High Income Portfolio:  Service Class          -23.34%         0.43%           8.78%         09/19/85
     Fidelity VIP Overseas Portfolio:  Service Class             -19.92%         9.33%           8.22%         01/28/87
     Fidelity VIP II Contrafund(R)Portfolio:  Service Class       -7.60%        16.65%          20.05%         01/03/95
     Fidelity VIP III Growth Opportunities Portfolio:            -17.96%         9.50%          12.89%         01/03/95
     Service Class
     Janus Aspen Series - Capital Appreciation Portfolio:        -20.12%          N/A           29.86%         05/01/97
     Service Shares
     Janus Aspen Series - Global Technology Portfolio:             N/A            N/A          -34.70%         01/08/00
     Service Shares
     Janus Aspen Series - International Growth Portfolio:        -17.75%        22.00%          18.99%         05/02/94
     Service Shares
     NSAT Capital Appreciation Fund                              -27.23%        10.00%          10.10%         04/15/92
     NSAT Dreyfus NSAT Mid Cap Index Fund (formerly,              14.12%          N/A           13.50%         10/31/97
     Nationwide Mid Cap Index Fund) (formerly, Nationwide
     Select Advisers Mid Cap Fund)
     NSAT Federated NSAT Equity Income Fund (formerly,           -11.47%          N/A            6.05%         10/31/97
     Nationwide Equity Income Fund)
     NSAT Federated NSAT High Income Bond Fund (formerly,         -9.14%          N/A           -0.20%         10/31/97
     Nationwide High Income Bond Fund)
     NSAT Gartmore NSAT Emerging Markets Fund                      N/A            N/A          -25.08%         08/30/00
     NSAT Gartmore NSAT Global Technology and Communications       N/A            N/A          -25.30%         06/30/00
     FUnd
     NSAT Gartmore NSAT International Growth Focus Fund            N/A            N/A          -13.98%         08/30/00
     NSAT Government Bond Fund                                    11.48%         5.31%           6.94%         11/08/82
     NSAT J.P. Morgan NSAT Balanced Fund (formerly,               -1.29%          N/A            2.14%         10/31/97
     Nationwide Balanced Fund)
     NSAT MAS NSAT Multi Sector Bond Fund (formerly,              4.66%           N/A            2.44%         10/31/97
     Nationwide Multi Sector Bond Fund)

                                                                                              10 Years
                                                                                           to 12/31/2000
                                                                  1 Year        5 Years      or Life of     Date Fund
                        Sub-Account Option                     to 12/31/2000 to 12/31/2000      Fund        Effective
     NSAT Money Market Fund                                       5.02%          4.31%           3.81%         11/10/81
     NSAT Nationwide Global 50 Fund (formerly, NSAT              -13.15%          N/A            7.60%         10/31/97
     Nationwide Global Equity Fund)
     NSAT Nationwide Small Cap Growth Fund (formerly, NSAT       -16.96%          N/A           37.28%         05/03/99
     Nationwide Select Advisers Small Cap Growth Fund)
     NSAT Nationwide Small Cap Value Fund                         10.15%          N/A            9.06%         10/31/97
     NSAT Nationwide Small Company Fund                           7.87%         16.83%          19.19%         10/23/95
     NSAT Strong NSAT Mid Cap Growth Fund (formerly,             -16.18%          N/A           19.93%         10/31/97
     Nationwide Strategic Growth Fund)
     NSAT Turner NSAT Growth Focus Fund                            N/A            N/A          -40.62%         06/30/00
     NSAT Total Return Fund                                       -3.05%        13.19%          14.41%         11/08/82
     Neuberger Berman AMT Guardian Portfolio                      0.18%           N/A           15.19%         11/03/97
     Neuberger Berman AMT Mid-Cap Growth Portfolio                -8.34%          N/A           29.42%         11/03/97
     Neuberger Berman AMT Partners Portfolio                      -0.25%        12.81%          13.76%         03/22/94
     Oppenheimer Variable Account Funds - Oppenheimer            -12.08%         18.58%         20.07%         08/15/86
     Aggressive Growth Fund/VA (formerly, Oppenheimer
     Variable Account Funds - Oppenheimer Capital
     Appreciation Fund)
     Oppenheimer Variable Account Funds - Oppenheimer             -1.17%         21.53%         18.33%         04/03/85
     Capital Appreciation Fund/VA (formerly, Oppenheimer
     Variable Account Funds - Oppenheimer  Growth Fund)
     Oppenheimer Variable Account Funds - Oppenheimer Global      4.10%          21.18%         14.66%         11/12/90
     Securities Fund/VA
     Oppenheimer Variable Account Funds - Oppenheimer Main        -9.64%         14.25%         17.54%         07/05/95
     Street Growth & Income Fund/VA (formerly, Oppenheimer
     Variable Account Funds - Oppenheimer Growth & Income
     Fund)
     Strong Opportunity Fund II, Inc.                             5.59%         18.20%          18.14%         05/08/92
     The Universal Institutional Funds, Inc. - Emerging           10.33%          N/A            0.16%         06/19/97
     Markets Debt Portfolio (formerly, Morgan Stanley Dean
     Witter Universal Funds, Inc. - Emerging Markets Debt
     Portfolio)
     The Universal Institutional Funds, Inc. - Mid Cap            -8.21%          N/A           21.89%         06/16/97
     Growth Portfolio
     The Universal Institutional Funds, Inc. - U.S. Real          28.06%          N/A            6.96%         03/03/97
     Estate Portfolio
     Van Eck Worldwide Insurance Trust - Worldwide Emerging      -42.42%        -3.89%          -4.07%         12/21/95
     Markets Fund
     Van Eck Worldwide Insurance Trust - Worldwide Hard           10.35%         0.59%           3.45%         09/01/89
     Assets Fund

The Financial Investors Variable Insurance Trust - Capital Appreciation Portfolio and Financial Investors Variable Insurance Trust - Growth & Income Portfolio were added to the variable account effective May 1, 2001. Therefore, no sub-account performance is available.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                                                               PAGE
General Information and History...................................................................................1
Services..........................................................................................................1
Purchase of Securities Being Offered..............................................................................2
Underwriters......................................................................................................2
Calculations of Performance.......................................................................................2
Condensed Financial Information...................................................................................3
Annuity Payments..................................................................................................3
Financial Statements............................................................................................233


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

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company that offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP INCOME & GROWTH
     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL
     Investment Objective: Capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

     AMERICAN CENTURY VP VALUE
     Investment Objective: Long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.

DREYFUS INVESTMENT PORTFOLIOS
Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.

     EUROPEAN EQUITY PORTFOLIO - INITIAL SHARES
     Investment Objective: Long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES
The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS STOCK INDEX FUND, INC. - INITIAL SHARES
The Dreyfus Stock Index Fund, Inc. is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly owned subsidiary of Mellon Bank, N.A., which is a wholly owned subsidiary of Mellon Bank Corporation.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez, Sarofim & Company serves as the sub-adviser and provides day-to-day management of the Portfolio.

     APPRECIATION PORTFOLIO - INITIAL SHARES (FORMERLY, CAPITAL APPRECIATION PORTFOLIO)
     Investment Objective: Primarily to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

FEDERATED INSURANCE SERIES
Federated Insurance Series (the "Trust"), an open-end management investment company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser.

     FEDERATED QUALITY BOND FUND II
     Investment Objective: Current income by investing in investment grade fixed income securities.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     VIP GROWTH PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes sense for you if you can afford to ride out changes in the stock market because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

          - at least 65% in income-producing debt securities and preferred stocks, including convertible securities

          - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Service, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     VIP OVERSEAS PORTFOLIO: SERVICE CLASS
     Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II CONTRAFUND(R) PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital appreciation by investing primarily in companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Fidelity Variable Insurance Products Fund III ("VIP III") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and it's portfolios.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
The Financial Investors Variable Insurance Trust (the "Trust") was organized as a Delaware business trust on July 31, 2000. The Trust is a diversified, open-end investment company that offers its shares as investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

     CAPITAL APPRECIATION PORTFOLIO
     Investment Objective: Long-term capital appreciation. Currently, the Portfolio primarily invests in equity securities of companies with market capitalizations generally between $200 million and $2 billion at the time of purchase, with an average market capitalization of the Portfolio not to exceed $1.5 billion. The Portfolio may invest in preferred stock, bonds and debentures convertible into common stock of U.S. based companies of all sizes, industries, and geographical markets. The Portfolio may also invest in securities of foreign issuers. First Tennessee Bank National Association and Delaware Management Company serve as co-investment advisers to the Portfolio.

     GROWTH & INCOME PORTFOLIO
     Investment Objective: Maximum total return through a combination of capital appreciation and dividend income by investing at least 65% of its total assets in equity securities.
     The Portfolio invests in common stock and American Depositary Receipts
     (ADRS) of U.S. and international companies that are traded on major domestic securities exchanges. The Portfolio may also invest in convertible securities. First Tennessee Bank National Association serves as the Portfolio's investment adviser and Highland Capital Management Corporation acts as the Portfolio's sub-adviser.

JANUS ASPEN SERIES
The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

     CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

     GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Under normal circumstances, the portfolio invests at least 65% of its total assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology.

     INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Villanova Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore NSAT Emerging Markets Fund, and Gartmore NSAT International Growth Fund. The remaining assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     CAPITAL APPRECIATION FUND
     Investment Objective: Long-term capital appreciation.

     DREYFUS NSAT MID CAP INDEX FUND (FORMERLY, NATIONWIDE MID CAP INDEX FUND) (FORMERLY, NATIONWIDE SELECT ADVISERS MID CAP FUND)
     Subadviser: The Dreyfus Corporation Investment Objective: Capital appreciation. The Fund seeks to match the performance of the Standard & Poor's MidCap 400 Index. To pursue this goal, the Fund generally is fully invested in all 400 stocks included in this index in proportion to their weighting in the index, and in futures whose performance is tied to the index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

     FEDERATED NSAT EQUITY INCOME FUND (FORMERLY, NATIONWIDE EQUITY INCOME FUND)
     Subadviser: Federated Investment Counseling
     Investment Objective: Above average income and capital appreciation by investing primarily in income producing U.S. and foreign equity securities and securities that are convertible into common stock.

     FEDERATED NSAT HIGH INCOME BOND FUND (FORMERLY, NATIONWIDE HIGH INCOME BOND
     FUND)
     Subadviser: Federated Investment Counseling
     Investment Objective: To provide high current income by investing at least 65% of the Fund's total assets in corporate bonds that are rated BBB or lower by a rating agency or that are unrated but of comparable quality. Such funds are commonly referred to as "junk bonds."

     GARTMORE NSAT EMERGING MARKETS FUND
     Subadviser: Gartmore Global Partners
     Investment Objective: Long term capital growth by investing primarily in equity securities of companies located in emerging market countries.

     GARTMORE NSAT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND
     Investment Objective: Long term capital appreciation by investing primarily and at least 65% of its total assets in equity securities issued by U.S. and foreign companies with business operations in technology and communications and/or technology and communication related industries.

     GARTMORE NSAT INTERNATIONAL GROWTH FUND
     Subadviser: Gartmore Global Partners
     Investment Objective: Long term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries. The Fund invests at least 65% of its assets in established companies located in at least three countries other than the U.S.

     GOVERNMENT BOND FUND
     Investment Objective: As high a level of income as is consistent with the preservation of capital by investing at least 65% of its total assets in U.S. government and agency bonds, bills and notes.

     J.P. MORGAN NSAT BALANCED FUND (FORMERLY, NATIONWIDE BALANCED FUND)
     Subadviser: J.P. Morgan Investment Management, Inc.
     Investment Objective: A high total return from a diversified portfolio of equity and fixed income securities. Under normal circumstances, the Fund invests approximately 60% of its assets in equity securities and 40% of its assets in fixed income securities. The equity securities held by the Fund generally are common stocks of large and medium sized companies included in the Standard & Poor's 500 Index. Generally, most of the Fund's fixed income securities will consist of "investment grade" securities, but the Fund may invest securities rated below investment grade or determined by the subadviser to be of comparable quality. These securities are commonly known as junk bonds.

     MAS NSAT MULTI SECTOR BOND FUND (FORMERLY, NATIONWIDE MULTI SECTOR BOND
     FUND)
     Subadviser: Miller, Anderson & Sherrerd, LLP
     Investment Objective: Primarily seeks above average total return over a market cycle of three to five years. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities. The subadviser will use futures, swaps and other derivatives in managing the Fund.

     MONEY MARKET FUND
     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

     NATIONWIDE GLOBAL 50 FUND (FORMERLY, NATIONWIDE GLOBAL EQUITY FUND)
     Subadviser: J. P. Morgan Investment Management Inc.
     Investment Objective: To provide high total return from a globally diversified portfolio of equity securities. The Fund seeks its investment objective through stock selection and management of currency exposure. The Fund invests in approximately fifty stocks of primarily large and midcap companies located throughout the world.

     NATIONWIDE SMALL CAP GROWTH FUND (FORMERLY, NATIONWIDE SELECT ADVISERS SMALL CAP GROWTH FUND)
     Subadvisers: Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC and Waddell & Reed Investment Management Company
     Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known has small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The balance of the Fund's assets may be invested in equity securities of larger cap companies.

     NATIONWIDE SMALL CAP VALUE FUND
     Subadviser: The Dreyfus Corporation
     Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a medial market capitalization of approximately $1 billion. Under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

     NATIONWIDE SMALL COMPANY FUND
     Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company

     Investment Objective: Long-term growth of capital. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

     STRONG NSAT MID CAP GROWTH FUND (FORMERLY, NATIONWIDE STRATEGIC GROWTH
     FUND)
     Subadviser: Strong Capital Management Inc.
     Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. The Fund invests primarily in stocks of medium sized companies but its portfolio can include stocks of companies of any size.

     TOTAL RETURN FUND
     Investment Objective: To obtain a reasonable, long-term total return on invested capital.

     TURNER NSAT GROWTH FOCUS FUND
     Subadviser: Turner Investment Partners, Inc.
     Investment Objective: Long term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential. The Fund is non-diversified and typically focuses its investments in a core group of 20 to 30 common stocks.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")
Neuberger Berman AMT is an open-end, diversified management investment company that offers its portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the portfolios invested through a two-tier master/feeder structure, whereby each portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.

     AMT GUARDIAN PORTFOLIO
     Investment Objective: Long-term capital growth, with current income as a secondary objective. The portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.

     AMT MID-CAP GROWTH PORTFOLIO
     Investment Objective: Capital growth. The portfolio pursues this goal by investing mainly in common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

     AMT PARTNERS PORTFOLIO
     Investment Objective: Capital growth. The portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer variable account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. Oppenheimer Funds, Inc. is the investment adviser.

     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA (FORMERLY, OPPENHEIMER CAPITAL APPRECIATION FUND)
     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA (FORMERLY, OPPENHEIMER GROWTH
     FUND)
     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER GLOBAL SECURITIES FUND/VA
     Investment Objective: Long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special appreciation possibilities. These securities may be considered speculative.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA (FORMERLY, OPPENHEIMER GROWTH & INCOME FUND)
     Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

STRONG OPPORTUNITY FUND II, INC.
The Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. The Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment adviser for the Fund.

     Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. Its Emerging Markets Debt Portfolio is managed by Morgan Stanley Dean Witter Investment Management, Inc.

     EMERGING MARKETS DEBT PORTFOLIO
     Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.

     MID CAP GROWTH PORTFOLIO
     Investment Objective: Long-term capital growth by investing primarily in common stocks and other equity securities of issuers with equity capitalizations in the range of the companies represented in the Standard & Poor's Rating Group ("S&P") MidCap 400 Index. Such range is generally $500 million to $6 billion but the range fluctuates over time with changes in the equity market. Miller Anderson & Sherrerd, LLP is the Portfolio's investment adviser.

     U. S. REAL ESTATE PORTFOLIO
     Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. Morgan Stanley Asset Management, Inc. serves as the Fund's investment adviser.

VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment adviser and manager is Van Eck Associates Corporation.

     WORLDWIDE EMERGING MARKETS FUND
     Investment Objective: Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND

     Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

--------------------------------------------------------------------------------
APPENDIX B: CONDENSED FINANCIAL INFORMATION

The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no rider options (the minimum variable account charge of 0.95%) and contracts with all available rider options available on December 31, 2000 (the maximum variable account charge of 2.70%). Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be contained in the Statement of Additional Information FREE OF CHARGE by:

                           CALLING:   1-800-848-6331, TDD 1-800 238-3035
                           WRITING:   Nationwide Life Insurance Company
                                      One Nationwide Plaza, 01-05P1
                                      Columbus, Ohio 43215
--------------------------------------------------------------------------------



                                NO OPTIONAL BENEFITS ELECTED (TOTAL 0.95%)
                (VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

American Century                15.291612           13.539187         -11.46%           7,018,117            2000
Variable Portfolios,            13.081019           15.291612          16.90%           5,320,425            1999
Inc. - American Century         10.409767           13.081019          25.66%           2,097,666            1998
VP Income & Growth -            10.000000           10.409767           4.10%              20,646            1997
Q/NQ

American Century                19.282175           15.886136         -17.61%           7,422,625            2000
Variable Portfolios,            11.866841           19.282175          62.49%           5,138,722            1999
Inc. - American Century         10.088106           11.866841          17.63%           2,651,670            1998
VP International - Q/NQ         10.000000           10.088106           0.88%              39,079            1997

American Century                10.498316           12.285793          17.03%           3,301,779            2000
Variable Portfolios,            10.689857           10.498316          -1.79%           1,971,574            1999
Inc. - American Century         10.296896           10.689857           3.82%           1,219,884            1998
VP Value - Q/NQ                 10.000000           10.296896           2.97%              57,340            1997

Dreyfus Investment              12.898688           12.521432          -2.92%             425,730            2000
Portfolios - European           10.000000           12.898688          28.99%              95,668            1999
Equity Portfolio - Q/NQ

The Dreyfus Socially            16.794438           14.800297         -11.87%           7,687,629            2000
Responsible Growth              13.034607           16.794438          28.84%           4,588,496            1999
Fund, Inc. - Q/NQ               10.171132           13.034607          28.15%           1,586,203            1998
                                10.000000           10.171132           1.71%              41,603            1997

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION          YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Dreyfus Stock Index             15.692141           14.101205         -10.14%          36,569,247            2000
Fund, Inc. - Q/NQ               13.135997           15.692141          19.46%          29,064,270            1999
                                10.343734           13.135997          26.99%          13,389,246            1998
                                10.000000           10.343734           3.44%             387,437            1997

Dreyfus Variable                14.595134           14.363060          -1.59%           5,495,982            2000
Investment Fund                 13.220513           14.595134          10.40%           5,518,293            1999
-Appreciation                   10.249990           13.220513          28.98%           2,590,407            1998
Portfolio(1) - Q/NQ             10.000000           10.249990           2.50%              59,606            1997

Federated Insurance              9.806807           10.729245           9.41%           1,638,098            2000
Series - Federated              10.000000            9.806807          -1.93%             347,680            1999
Quality Bond Fund II -
Q/NQ

Fidelity VIP                    12.021290           12.896641           7.28%          15,756,237            2000
Equity-Income                   11.422130           12.021290           5.25%          14,617,298            1999
Portfolio: Service              10.338433           11.422130          10.48%           9,062,065            1998
Class - Q/NQ                    10.000000           10.338433           3.88%             277,274            1997

Fidelity VIP Growth             18.830990           16.588646         -11.91%          21,776,437            2000
Portfolio: Service              13.848033           18.830990          35.98%          15,207,362            1999
Class - Q/NQ                    10.030842           13.848033          38.05%           4,170,789            1998
                                10.000000           10.030842           0.31%             116,824            1997

Fidelity VIP High               10.262325            7.866679         -23.34%           9,388,222            2000
Income Portfolio:                9.586675           10.262325           7.05%           9,053,822            1999
Service Class - Q/NQ            10.126638            9.586675          -5.33%           6,089,908            1998
                                10.000000           10.126638           1.27%             205,072            1997

Fidelity VIP Overseas           15.589761           12.485012         -19.92%           4,123,737            2000
Portfolio: Service              11.047878           15.589761          41.11%           3,033,012            1999
Class - Q/NQ                     9.902344           11.047878          11.57%           1,388,856            1998
                                10.000000            9.902344          -0.98%              62,522            1997

Fidelity VIP II                 15.755094           14.558242          -7.60%          16,830,929            2000
Contrafund(R)Portfolio:         12.812355           15.755094          22.97%          13,447,724            1999
Service Class - Q/NQ             9.954885           12.812355          28.70%           5,839,973            1998
                                10.000000            9.954885          -0.45%             231,858            1997

Fidelity VIP III Growth         13.235715           10.858509         -17.96%           7,163,757            2000
Opportunities                   12.826216           13.235715           3.19%           7,531,248            1999
Portfolio: Service              10.400464           12.826216          23.32%           4,035,262            1998
Class - Q/NQ                    10.000000           10.400464           4.00%             140,753            1997


(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Janus Aspen Series -            10.000000            8.164119         -18.36%           9,411,277            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            6.524649         -34.75%           8,158,988            2000
Global Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            8.200976         -17.99%           7,884,779            2000
International Growth
Portfolio: Service
Shares-Q/NQ

NSAT Capital                    13.808913           10.049026         -27.23%          11,687,235            2000
Appreciation Fund - Q/NQ        13.369463           13.808913           3.29%          13,477,152            1999
                                10.385596           13.369463          28.73%           8,897,790            1998
                                10.000000           10.385596           3.86%             150,657            1997

NSAT Dreyfus NSAT Mid           13.078919           14.925432          14.12%           1,946,950            2000
Cap Index Fund(1) Q/NQ          10.919701           13.078919          19.77%             554,181            1999
                                 9.949100           10.919701           9.76%             355,668            1998
                                10.000000            9.949100          -0.51%               8,862            1997

NSAT Federated                  13.600816           12.041215         -11.47%           1,349,271            2000
NSAT Equity Income Fund(2) -    11.588459           13.600816          17.37%             943,926            1999
Q/NQ                            10.161693           11.588459          14.04%             576,925            1998
                                10.000000           10.161693           1.62%              38,169            1997

NSAT Federated                  10.938415            9.938283          -9.14%           2,338,128            2000
NSAT High Income Bond Fund(3)   10.701912           10.938415           2.21%           2,207,614            1999
- Q/NQ                          10.212505           10.701912           4.79%           1,359,204            1998
                                10.000000           10.212505           2.13%              48,707            1997

NSAT Gartmore                   10.000000            8.692251         -13.08%               4,778            2000
NSAT Emerging Markets
Fund-Q/NQ

NSAT Gartmore                   10.000000            6.003728         -39.96%             273,699            2000
NSAT Global Technology and
Communications Fund-Q/NQ

(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund
(3) Formerly, NSAT Nationwide High Income Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

NSAT Gartmore                   10.000000            9.228501          -7.71%                 906            2000
NSAT International Growth
Fund - Q/NQ

NSAT Government Bond            10.583479           11.797971          11.48%          12,064,797            2000
Fund - Q/NQ                     10.941842           10.583479          -3.28%          11,399,244            1999
                                10.143182           10.941842           7.87%           6,734,614            1998
                                10.000000           10.143182           1.43%             205,716            1997

NSAT J.P Morgan NSAT            10.834304           10.694236          -1.29%           4,138,035            2000
Balanced Fund(1) - Q/NQ         10.844036           10.834304          -0.09%           3,654,295            1999
                                10.130674           10.844036           7.04%           1,957,796            1998
                                10.000000           10.130674           1.31%              44,525            1997

NSAT MAS NSAT Multi             10.313452           10.793620           4.66%           3,659,345            2000
Sector Bond Fund(2) - Q/NQ      10.252876           10.313452           0.59%           2,943,427            1999
                                10.088793           10.252876           1.63%           1,848,317            1988
                                10.000000           10.88793            0.89%              55,043            1997

NSAT Money Market Fund*         10.909142           11.457292           5.02%          16,687,257            2000
- Q/NQ                          10.504509           10.909142           3.85%          16,274,387            1999
                                10.074129           10.504509           4.27%          10,403,509            1998
                                10.000000           10.074129           0.74%             737,584            1997

NSAT Nationwide Global          14.515197           12.606419         -13.15%           1,556,485            2000
50 Fund(3)- Q/NQ                11.921445           14.515197          21.76%           1,252,462            1999
                                10.102208           11.921445          18.01%             679,266            1998
                                10.000000           10.102208           1.02%              28,786            1997

NSAT Nationwide Small           20.372476           16.916678         -16.96%             1,026,407          2000
Cap Growth Fund(4) - Q/NQ       10.000000           20.372476         103.72%              292,996           1999


NSAT Nationwide Small           11.943543           13.155704          10.15%           4,814,143            2000
Cap Value Fund - Q/NQ            9.432351           11.943543          26.62%           3,199,322            1999
                                 9.823904            9.432351          -3.99%           1,933,320            1998
                                10.000000            9.823904          -1.76%              71,786            1997

NSAT Nationwide Small           13.720318           14.799910           7.87%           6,380,063            2000
Company Fund - Q/NQ              9.617964           13.720318          42.65%           3,791,895            1999
                                 9.613184            9.617964           0.05%           2,510,746            1998
                                10.000000            9.613184          -3.87%              86,736            1997

(1) Formerly, NSAT Nationwide Balanced Fund.
(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3) Formerly, NSAT Nationwide Global Equity Fund.
(4) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was
5.17%

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

NSAT Strong NSAT Mid            21.195607           17.766242         -16.18%           3,465,292            2000
Cap Growth Fund(1)- Q/NQ        11.582258           21.195607          83.00%           2,183,476            1999
                                10.204129           11.582258          13.51%             488,769            1998
                                10.000000           10.204129           2.04%              21,892            1997

NSAT Total Return Fund          12.689484           12.303050          -3.05%          21,604,237            2000
- Q/NQ                          11.979444           12.689484           5.93%          21,177,608            1999
                                10.242940           11.979444          16.95%          13,831,346            1998
                                10.000000           10.242940           2.43%             379,933            1997

NSAT Turner NSAT Growth         10.000000            6.329633         -36.70%             115,377            2000
Focus Fund - Q/NQ

Neuberger Berman AMT            15.595438           15.622790           0.18%           2,192,932            2000
Guardian Portfolio -            13.699229           15.595438          13.84%           1,895,804            1999
Q/NQ                            10.504106           13.699229          30.42%           1,181,196            1998
                                10.000000           10.504106           5.04%              14,718            1997

Neuberger Berman AMT            24.609353           22.558120          -8.34%           4,352,721            2000
Mid-Cap Growth                  16.144809           24.609353          52.43%           2,061,773            1999
Portfolio - Q/NQ                11.702355           16.144809          37.96%             882,530            1998
                                10.000000           11.702355          17.02%              52,055            1997

Neuberger Berman AMT            11.122733           11.094953          -0.25%           5,060,822            2000
Partners Portfolio -            10.458607           11.122733           6.35%           6,033,798            1999
Q/NQ                            10.132434           10.458607           3.22%           5,860,893            1998
                                10.000000           10.132434           1.32%             939,717            1997

Oppenheimer Variable            19.295630           16.965058         -12.08%           8,632,368            2000
Account Funds -                 10.609896           19.295630          81.86%           3,681,008            1999
Oppenheimer Aggressive           9.533314           10.609896          11.29%           1,531,314            1998
Growth Fund/VA(2) - Q/NQ        10.000000            9.533314          -4.67%              39,292            1997

Oppenheimer Variable            16.935851           16.737106          -1.17%           9,380,540            2000
Account Funds -                 12.070167           16.935851          40.31%           4,954,549            1999
Oppenheimer Capital              9.827325           12.070167          22.82%           2,000,671            1998
Appreciation Fund/VA(3) -       10.000000            9.827325          -1.73%              44,167            1997
Q/NQ

(1)Formerly, NSAT Nationwide Strategic Growth Fund.
(2)Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3)Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Oppenheimer Variable            10.000000            9.537743          -4.62%           1,256,646            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ

Oppenheimer Variable            12.826564           11.590413          -9.64%           9,160,618            2000
Account Funds -                 10.639805           12.826564          20.55%           5,313,570            1999
Oppenheimer Main Street         10.259486           10.639805           3.71%           2,582,656            1998
Growth & Income                 10.000000           10.259486           2.59%              58,403            1997
Fund/VA(1) - Q/NQ

Strong Opportunity Fund         10.000000            9.792343          -2.08%             752,001            2000
II, Inc. - Q/NQ

The Universal                    9.477539           10.456971          10.33%             638,919            2000
Institutional Funds,             7.395794            9.477539          28.15%             388,657            1999
Inc. - Emerging Markets         10.425451            7.395794         -29.06%             301,931            1998
Debt Portfolio(2) - Q/NQ        10.000000           10.425451           4.25%               8,418            1997

The Universal                   10.000000            8.634485         -13.66%             108,847            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ

The Universal                   10.561250           10.987658           4.04%           2,318,276            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide               11.409292            6.569856         -42.42%           1,926,318            2000
Insurance Trust -                5.751082           11.409292          98.38%           1,647,464            1999
Worldwide Emerging               8.814851            5.751082         -34.76%             497,198            1998
Markets Fund - Q/NQ             10.000000            8.814851         -11.85%              27,488            1997

Van Eck Worldwide                7.358645            8.120188          10.35%             466,988            2000
Insurance Trust -                6.139717            7.358645          19.85%             415,476            1999
Worldwide Hard Assets            8.979477            6.139717         -31.63%             197,748            1998
Fund - Q/NQ                     10.000000            8.979477         -10.21%              17,265            1997

(1)Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(2)Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - Capital Appreciation Portfolio and the Financial Investors Variable Insurance Trust - Growth Income Portfolio were added to the variable account May 1, 2001. Therefore, no Condensed Financial Information is available.

                                   OPTIONAL BENEFITS ELECTED (TOTAL 2.70%)
                (VARIABLE ACCOUNT CHARGES OF 2.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

American Century                10.000000            8.838625         -11.61%                   0            2000
Variable Portfolios,
Inc. - American Century
VP Income & Growth -
Q/NQ

American Century                10.000000            8.499520         -15.00%                   0            2000
Variable Portfolios,
Inc. - American Century
VP International - Q/NQ

American Century                10.000000           11.739398          17.39%                   0            2000
Variable Portfolios,
Inc. - American Century
VP Value - Q/NQ

Dreyfus Investment              10.000000            9.185640          -8.14%                   0            2000
Portfolios - European
Equity Portfolio - Q/NQ

The Dreyfus Socially            10.000000            8.664830         -13.35%                   0            2000
Responsible Growth
Fund, Inc. - Q/NQ

Dreyfus Stock Index             10.000000            8.888515         -11.11%                   0            2000
Fund, Inc. - Q/NQ

Dreyfus Variable                10.000000            9.680986          -3.19%                   0            2000
Investment Fund
-Appreciation
Portfolio(1) - Q/NQ

Federated Insurance             10.000000           10.731709           7.32%                   0            2000
Series - Federated
Quality Bond Fund II -
Q/NQ

Fidelity VIP                    10.000000           10.759515           7.60%                   0            2000
Equity-Income
Portfolio: Service
Class - Q/NQ



(1)Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Fidelity VIP Growth             10.000000            8.387867         -16.12%                   0            2000
Portfolio: Service
Class - Q/NQ

Fidelity VIP High               10.000000            7.963839         -20.36%                   0            2000
Income Portfolio:
Service Class - Q/NQ

Fidelity VIP Overseas           10.000000            8.311653         -16.88%                   0            2000
Portfolio: Service
Class - Q/NQ

Fidelity VIP II                 10.000000            9.151778          -8.48%                   0            2000
Contrafund(R)Portfolio:
Service Class - Q/NQ

Fidelity VIP III Growth         10.000000            8.413597         -15.86%                   0            2000
Opportunities
Portfolio: Service
Class - Q/NQ

Janus Aspen Series -            10.000000            7.790991         -22.09%                   0            2000
Capital Appreciation
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            6.656963         -33.43%                   0            2000
Global Technology
Portfolio: Service
Shares-Q/NQ

Janus Aspen Series -            10.000000            7.809047         -21.91%                   0            2000
International Growth
Portfolio: Service
Shares-Q/NQ

NSAT Capital                    10.000000            7.267441         -27.33%                   0            2000
Appreciation Fund - Q/NQ

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

NSAT Dreyfus NSAT Mid           10.000000           10.328517           3.29%                   0            2000
Cap Index Fund(1) - Q/NQ

NSAT Federated NSAT             10.000000            8.601877         -13.98%                   0            2000
Equity Income Fund(2) -
Q/NQ

NSAT Federated NSAT             10.000000            9.294175          -7.06%                   0            2000
High Income Bond Fund(3)
- Q/NQ

NSAT Gartmore NSAT              10.000000            8.654935         -13.45%                   0            2000
Emerging Markets
Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            5.977838         -40.22%                   0            2000
Global Technology and
Communications Fund-Q/NQ

NSAT Gartmore NSAT              10.000000            9.188980          -8.11%                   0            2000
International Growth
Fund - Q/NQ

NSAT Government Bond            10.000000           10.849560           8.50%                   0            2000
Fund - Q/NQ

NSAT J.P. Morgan NSAT           10.000000            9.563920          -4.36%                   0            2000
Balanced Fund(4) - Q/NQ

NSAT MAS NSAT Multi             10.000000           10.304682           3.05%                   0            2000
Sector Bond Fund(5) - Q/NQ

(1) Formerly, NSAT Nationwide Mid Cap Index Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.
(3) Formerly, NSAT Nationwide High Income Bond Fund.
(4) Formerly, NSAT Nationwide Balanced Fund.
(5) Formerly, NSAT Nationwide Multi Sector Bond Fund.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

NSAT Money Market Fund*         10.000000           10.225147           2.25%                   0            2000
- Q/NQ

NSAT Nationwide Global          10.000000            8.751271         -12.49%                   0            2000
50 Fund(1) - Q/NQ

NSAT Nationwide Small           10.000000            7.973297         -20.27%                   0            2000
Cap Growth Fund(2) - Q/NQ

NSAT Nationwide Small           10.000000            9.335729          -6.64%                   0            2000
Cap Value Fund - Q/NQ

NSAT Nationwide Small           10.000000            9.989996          -0.10%                   0            2000
Company Fund - Q/NQ

NSAT Strong NSAT Mid            10.000000            8.004697         -19.95%                   0            2000
Cap Growth Fund(3) - Q/NQ

NSAT Total Return Fund          10.000000            9.393473          -6.07%                   0            2000
- Q/NQ

NSAT Turner NSAT Growth         10.000000            6.302307         -36.98%                   0            2000
Focus Fund - Q/NQ

Neuberger Berman AMT            10.000000            9.452864          -5.47%                   0            2000
Guardian Portfolio -
Q/NQ

Neuberger Berman AMT            10.000000            8.406882         -15.93%                   0            2000
Mid-Cap Growth
Portfolio - Q/NQ

(1) Formerly, NSAT Nationwide Global Equity Fund.
(2) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.
(3) Formerly, NSAT Nationwide Strategic Growth Fund.
*The 7-day yield for the NSAT Money Market Fund as of December 31, 2000 was
3.38%.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

Neuberger Berman AMT            10.000000           10.038082           0.38%                   0            2000
Partners Portfolio -
Q/NQ

Oppenheimer Variable            10.000000            7.683659         -23.16%                   0            2000
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA(1) - Q/NQ

Oppenheimer Variable            10.000000            8.907546         -10.92%                   0            2000
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA(2) -
Q/NQ

Oppenheimer Variable            10.000000            9.426034          -5.74%                   0            2000
Account Funds -
Oppenheimer Global
Securities Fund/VA -
Q/NQ

Oppenheimer Variable            10.000000            8.892129         -11.08%                   0            2000
Account Funds -
Oppenheimer Main Street
Growth & Income
Fund/VA(3) - Q/NQ

Strong Opportunity Fund         10.000000            9.677661          -3.22%                   0            2000
II, Inc. - Q/NQ

The Universal                   10.000000           10.411546           4.12%                   0            2000
Institutional Funds,
Inc. - Emerging Markets
Debt Portfolio(4) - Q/NQ

The Universal                   10.000000            8.533203         -14.67%                   0            2000
Institutional Funds,
Inc.- Mid Cap Growth
Portfolio - Q/NQ

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(4) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN   NUMBER OF
                          VALUE AT            VALUE AT END OF     ACCUMULATION UNIT   ACCUMULATION        YEAR
                          BEGINNING OF        PERIOD              VALUE               UNITS AT END OF
                          PERIOD                                                      PERIOD

The Universal                   11.030710           11.420896           3.54%                   0            2000
Institutional Funds,
Inc.- U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide               10.000000            6.310754         -36.89%                   0            2000
Insurance Trust -
Worldwide Emerging
Markets Fund - Q/NQ

Van Eck Worldwide               10.000000           10.727374           7.27%                   0            2000
Insurance Trust -
Worldwide Hard Assets
Fund - Q/NQ

Contracts were first available October 27, 1997. Therefore, the Condensed Financial Information for 1997 reflects the reporting period from October 27, 1997 through December 31, 1997.

The Federated Insurance Series - Federated Quality Bond Fund II and NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore, the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio, were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT - Gartmore NSAT Emerging Markets Fund, the NSAT - Gartmore NSAT Global Technology and Communications Fund, the NSAT - Gartmore International Growth Fund and the NSAT - Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The Financial Investors Variable Insurance Trust - Capital Appreciation Portfolio and the Financial Investors Variable Insurance Trust - Growth Income Portfolio were added to the variable account May 1, 2001. Therefore, no Condensed Financial Information is available.